UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for 2 of its series:

Wells Fargo Advantage Absolute Return Fund

Wells Fargo Advantage Asset Allocation Fund.

Date of reporting period: April 30, 2015

ITEM 1. REPORT TO STOCKHOLDERS

Wells Fargo Advantage Absolute Return Fund

Annual Report

April 30, 2015

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Absolute Return Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

Overseas, central banks in Europe, Japan, and China sought to spark economic growth through low interest rates and easy-money policies.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Absolute Return Fund for the 12-month period that ended April 30, 2015. Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

Equities continued to trend higher as economic data strengthened and central banks acted.

Within equities, U.S. stocks (as measured by the S&P 500 Index1) returned 12.9% for the 12-month period that ended April 30, 2015. U.S. stocks were boosted by positive data reflecting a strengthening economy. During the last three quarters of 2014, the U.S. gross domestic product (GDP) annual growth rate averaged 3.2%. A lower GDP growth rate of 0.2% in the first quarter of 2015 was blamed by many observers on challenges presented by another harsh winter, a stronger U.S. dollar, and a decline in capital spending among U.S. energy companies. Energy companies struggled with oil and natural gas prices that fell dramatically earlier in the period before recovering somewhat in early 2015. The energy sector of the S&P 500 Index was the only sector to record a negative return for the period.

Developed country international stocks (measured by the MSCI EAFE Index (Net)2) returned 1.7%. Emerging markets stocks (measured by the MSCI Emerging Markets Index3) were up 7.8%. The strong U.S. dollar held back the returns of non-U.S. investments in U.S. dollar terms. Overseas, central banks in Europe, Japan, and China sought to spark economic growth through low interest rates and easy-money policies. The European Central Bank maintained low interest rates to encourage spending. In addition, it launched a quantitative easing (QE) program through which it is expected to buy more than one trillion euros of mostly government bonds between March 2015 and September 2016. Initial signs suggested the moves benefited economic growth in some of the larger eurozone member countries, as for the first time in five years, all four of the region’s largest economies recorded GDP growth during the first quarter of 2015. Nevertheless, a number of smaller countries in the region, perhaps most notably Greece, struggled with high levels of sovereign debt and austerity programs intended to strengthen their financial positions.

In the Pacific region, the Bank of Japan maintained accommodative monetary policies as it sought to stimulate growth in an economy that has been beset by deflationary pressures during the past two decades. Japan’s economy rebounded from recession in the final quarter of 2014, but growth was weaker than expected. In China, economic growth remains positive but at lower levels than in recent years. In response, the People’s Bank of China reduced interest rates in November 2014, February 2015, and once again after the close of the period in an effort to spark activity that will sustain higher growth.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[3]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Absolute Return Fund	3

Domestic bonds outperformed foreign bonds thanks to U.S. bond yield premiums.

In fixed-income markets, domestic bond yields were higher than international bonds, driving continued investor demand for U.S. issues. Many domestic longer-term fixed-income market segments recorded positive returns, which was counter to investor expectations that bonds would suffer when the U.S. Federal Reserve (Fed) ended its QE-related bond-buying program in October 2014. The Barclays U.S. Aggregate Bond Index4 returned 4.5% during the period while bonds outside the U.S. earned a -9.4% return (as measured by the Barclays Global Aggregate ex U.S. Dollar Bond Index5). Short-term interest rates remained at historically low levels, which suppressed yields across the maturity spectrum. The Fed’s slower-than-expected approach to interest-rate hikes caused a sharp but temporary drop in the U.S. dollar relative to other international currencies in early 2015.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[4]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

[5]	The Barclays Global Aggregate ex U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Advantage Absolute Return Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a positive total return.

Adviser

Wells Fargo Funds Management, LLC

Portfolio managers

Ben Inker, CFA1

Sam Wilderman, CFA1

Average annual total returns2 (%) as of April 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WARAX)	3-1-2012	(4.55)	4.06	6.16	1.23	5.30	6.79	1.57	1.57
Class C (WARCX)	3-1-2012	(0.53)	4.50	5.99	0.47	4.50	5.99	2.32	2.32
Class R6 (WARRX)	10-31-2014	–	–	–	1.61	5.61	7.03	1.09	1.09
Administrator Class (WARDX)	3-1-2012	–	–	–	1.40	5.48	6.97	1.41	1.41
Institutional Class (WABIX)	11-30-2012	–	–	–	1.65	5.62	7.03	1.14	1.14
MSCI World Index (Net)[5]	–	–	–	–	7.41	10.51	6.87	–	–
Barclays U.S. TIPS 1-10 Year Index[6]	–	–	–	–	0.97	2.75	3.88	–	–
Consumer Price Index[7]	–	–	–	–	(0.20)	1.65	1.97	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Absolute return funds are not intended to outperform stocks and bonds in strong markets, and there is no guarantee of positive returns or that the Fund’s objectives will be achieved. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Alternative investments, such as commodities and merger arbitrage strategies, are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Absolute Return Fund	5

Growth of $10,000 investment[9] as of April 30, 2015

[1]	The Fund invests substantially all of its investable assets directly in GMO Benchmark-Free Allocation Fund, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker and Mr.Wilderman, co-heads and senior members of GMO’s Asset Allocation Team, have been primarily responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund since 2003 and 2012, respectively.

[2]	Historical performance shown for Class A, Class C, and Administrator Class prior to their inception is based on the performance of Class III shares of GMO Benchmark-Free Allocation Fund (GBMFX), in which the Fund invests all of its investable assets. The inception date of GMO Benchmark-Free Allocation Fund Class III shares is July 23, 2003. Returns for the Class III shares do not reflect GMO Benchmark-Free Allocation Fund’s current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Class A, Class C, and Administrator Class at their inception. These ratios were 1.66% for Class A, 2.41% for Class C, and 1.50% for Administrator Class. Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class prior to its inception reflects the performance of the Administrator Class, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses, which includes the expenses of GMO Benchmark-Free Allocation Fund and other acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include the expenses of GMO Benchmark-Free Allocation Fund and other acquired fund fees and expenses.

[4]	The Adviser has committed through August 31, 2015 (August 31, 2016 for Class R6), to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses at 0.76% for Class A, 1.51% for Class C, 0.28% for Class R6, 0.57% for Administrator Class, and 0.33% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. Without these caps, the Fund’s returns would have been lower.

[5]	The Morgan Stanley Capital International (MSCI) World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[6]	The Barclays U.S. TIPS 1-10 Year Index is an independently maintained and widely published index comprised of inflation-protected securities issued by the U.S. Treasury having a maturity of 1-10 years. You cannot invest directly in an index.

[7]	The Consumer Price Index for All Urban Consumers in U.S. All Items (Consumer Price Index) is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services. You cannot invest directly in an index.

[8]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. You cannot invest directly in an index.

[9]	The chart compares the performance of Class A shares for the most recent ten years with the performance of the MSCI World Index (Net), Barclays U.S. TIPS 1-10 Year Index, and Consumer Price Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[10]	The ten largest holdings are calculated based on the value of the securities in the GMO Benchmark-Free Allocation Fund allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[11]	Portfolio allocation represents the portfolio allocation of the GMO Benchmark-Free Allocation Fund, which is calculated based on the investment exposures of the underlying GMO funds and holdings of GMO Benchmark-Free Allocation Fund. Portfolio allocation is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Absolute Return Fund	Performance highlights (unaudited)

Fund highlights

■	The Fund (excluding sales charges) outperformed its benchmarks, the Consumer Price Index and the Barclays U.S. TIPS 1–10 Year Index, but underperformed the MSCI World Index (Net) for the 12-month period that ended April 30, 2015.

■	The Fund’s allocations to European value stocks, emerging markets stocks, cash and cash-plus positions, specifically the GMO Alpha Only Fund, detracted from performance. Cash-plus positions seek returns that exceed those of U.S. Treasury bills through low volatility strategies.

■	Contributing to performance were the Fund’s allocations to U.S. high-quality stocks, Japanese stocks, and fundamentally selected U.S. stocks, which are the stocks of deeply researched companies that appear attractive.

■	Also contributing to returns were allocations to alternative strategies, led by the GMO Systematic Global Macro Opportunity Fund, and fixed income, driven by allocations to emerging markets debt, U.S. Treasury Inflation-Protected Securities (TIPS), and asset-backed securities.

Equity, fixed-income, and alternative strategy exposures all contributed to returns in the 12-month period that ended April 30, 2015, while cash and cash-plus strategies detracted.

Global equities continued their multiyear rise, with the MSCI World Index (Net) returning 7.4%. In a reversal from 2014, when U.S. equity markets outperformed international stocks, U.S. stocks—particularly larger companies—underperformed their foreign counterparts during the first four months of 2015. Concerns about possible monetary policy tightening and the potential impact of continued U.S. dollar strength on U.S. multinational earnings muted enthusiasm for domestic stocks. In fixed-income markets, interest rates defied widely held expectations by falling throughout the period, leading the Barclays U.S. Aggregate Bond Index8 to return 4.5% for the period.

Ten largest holdings[10] (%) as of April 30, 2015
GMO Alpha Only Fund, Class IV	10.13
U.S. Treasury Inflation Indexed Bond, 1.88%, 07/15/2015	6.36
GMO Systematic Global Macro Opportunity Fund, Class III	4.99
GMO Emerging Country Debt Fund, Class IV	4.57
GMO Debt Opportunities Fund, Class VI	3.89
GMO Special Opportunities Fund, Class VI	3.02
Alibaba Group Holding Limited ADR	2.82
Amazon.com Incorporated	2.76
U.S. Treasury Bond, 3.13%, 11/15/2041	2.11
Samsung Electronics Company Limited	2.01

We made a few strategic changes during the period in response to changes in valuations.

We reduced our equity exposure in 2014 given unfavorable valuations within the U.S. and select international markets. We began the period with 48% of the portfolio invested in equities and ended it at 40%. We rotated equity exposure from larger allocations to international value and U.S. stocks to larger exposures to emerging markets value stocks, European value stocks, and fundamentally selected global stocks.

Within fixed income, we sold our position in U.S. TIPS, as those bonds rallied and were no longer attractive. We also added a significant allocation to a developed rates strategy, where we look for opportunities in global interest-rate and currency exchange markets to take relative-value positions across interest rates in currencies.

Going forward, we see value in international stocks, and a developed rates and currency exchange strategy.

We currently believe that emerging markets value stocks offer the best value within the equity universe. We also believe that international value stocks, predominantly within Europe and the United Kingdom, offer a decent value.

On the fixed-income and credit side, our most substantive move was aforementioned allocations to a developed rates and currency exchange strategy. Our cash and cash-plus positions are slightly lower than at the beginning of the period given the addition of new strategies to the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Absolute Return Fund	7

Portfolio allocation[11] as of April 30, 2015

In our view, many assets have become expensive on an absolute basis, particularly U.S. equities. There still are, however, pockets of opportunities to invest in reasonably priced assets. The Fund is currently positioned in a fairly defensive fashion. We have some equity exposure but hold cash and cash alternatives, through the GMO Alpha Only Fund, intended to provide a modest return over cash and to serve as a source of liquidity should valuations become more attractive elsewhere. Our meaningful allocation to alternatives is a way to gain exposure to equity-like returns in a pattern that we believe will differ from traditional stock market gyrations. We have plenty of room to increase our equity exposure if equity prices fall and valuations improve. Emerging markets value equities look particularly attractive, while developed markets value stocks in Europe and Japan and select stocks we consider attractive based on our fundamental research look compelling, in part, because the alternatives look downright unappealing. We believe cash and most fixed-income assets are priced to deliver meager and, in some cases, negative real returns over a multiyear period of time.

Please see footnotes on page 5.

8	Wells Fargo Advantage Absolute Return Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any), and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses excluding GMO Benchmark-Free Allocation Fund and underlying fund expenses	Beginning account value 11-1-2014	Ending account value 4-30-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,024.94	$3.61	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Class C
Actual	$1,000.00	$1,021.01	$7.37	1.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35	1.47%
R6 Class
Actual	$1,000.00	$1,026.82	$1.21	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20	0.24%
Administrator Class
Actual	$1,000.00	$1,025.66	$2.81	0.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	$2.81	0.56%
Institutional Class
Actual	$1,000.00	$1,027.27	$1.46	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45	0.29%

Please see footnote on page 9.

Fund expenses (unaudited)	Wells Fargo Advantage Absolute Return Fund	9

Expenses including GMO Benchmark-Free Allocation Fund and underlying fund expenses	Beginning account value 11-1-2014	Ending account value 4-30-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,024.94	$7.53	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50	1.50%
Class C
Actual	$1,000.00	$1,021.01	$11.27	2.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.64	$11.23	2.25%
R6 Class
Actual	$1,000.00	$1,026.82	$5.13	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.74	$5.11	1.02%
Administrator Class
Actual	$1,000.00	$1,025.66	$6.73	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.71	1.34%
Institutional Class
Actual	$1,000.00	$1,027.27	$5.38	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.36	1.07%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

10	Wells Fargo Advantage Absolute Return Fund	Portfolio of investments—April 30, 2015

Security name	Shares	Value

Investment Companies: 99.77%
GMO Benchmark-Free Allocation Fund, Class MF (l)	459,040,760	$12,334,425,221

Total Investment Companies (Cost $12,051,720,068)		12,334,425,221

Total investments (Cost $12,051,720,068) *	99.77%	12,334,425,221
Other assets and liabilities, net	0.23	28,943,239

Total net assets	100.00%	$12,363,368,460

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

*	Cost for federal income tax purposes is $12,093,948,843 and unrealized gains (losses) consists of:

Gross unrealized gains	$240,476,378
Gross unrealized losses	0

Net unrealized gains	$240,476,378

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2015	Wells Fargo Advantage Absolute Return Fund	11

Assets
Investment in affiliated investment companies, at value (cost $12,051,720,068)	$12,334,425,221
Cash	18,775,861
Receivable for investments sold	1,224,139
Receivable for Fund shares sold	34,092,405
Prepaid expenses and other assets	560,122

Total assets	12,389,077,748

Liabilities
Payable for Fund shares redeemed	19,510,324
Advisory and fund level administration fee payable	1,879,045
Distribution fee payable	1,123,605
Administration fees payable	1,433,470
Shareholder servicing fees payable	1,554,490
Accrued expenses and other liabilities	208,354

Total liabilities	25,709,288

Total net assets	$12,363,368,460

NET ASSETS CONSIST OF
Paid-in capital	$12,035,211,585
Overdistributed net investment income	(22,935,312)
Accumulated net realized gains on investments	68,387,034
Net unrealized gains on investments	282,705,153

Total net assets	$12,363,368,460

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,954,791,526
Shares outstanding – Class A1	175,297,509
Net asset value per share – Class A	$11.15
Maximum offering price per share – Class A2	$11.83
Net assets – Class C	$1,820,383,821
Shares outstanding – Class C1	165,344,051
Net asset value per share – Class C	$11.01
Net assets – Class R6	$83,597
Shares outstanding – Class R6[1]	7,475
Net asset value per share – Class R6	$11.18
Net assets – Administrator Class	$3,763,871,150
Shares outstanding – Administrator Class[1]	336,756,281
Net asset value per share – Administrator Class	$11.18
Net assets – Institutional Class	$4,824,238,366
Shares outstanding – Institutional Class[1]	431,169,431
Net asset value per share – Institutional Class	$11.19

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Absolute Return Fund	Statement of operations—year ended April 30, 2015

Investment income
Dividends from affiliated investment companies	$236,641,323

Expenses
Advisory and fund level administration fee	22,026,952
Administration fees
Class A	5,438,394
Class C	4,647,756
Class R6[1]	7
Administrator Class	4,301,770
Institutional Class	2,902,934
Shareholder servicing fees
Class A	5,229,225
Class C	4,468,996
Administrator Class	10,669,270
Distribution fee
Class C	13,406,990
Custody and accounting fees	35,902
Professional fees	39,964
Registration fees	1,251,057
Shareholder report expenses	698,563
Trustees’ fees and expenses	11,883
Interest expense	21,736
Other fees and expenses	129,332

Total expenses	75,280,731

Net investment income	161,360,592

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Sale of affiliated investment companies	(41,797,055)
Capital gain distributions from affiliated investment companies	324,179,672

Net realized gains on investments	282,382,617
Net change in unrealized gains (losses) on investments	(306,084,237)

Net realized and unrealized gains (losses) on investments	(23,701,620)

Net increase in net assets resulting from operations	$137,658,972

[1]	For the period from October 31, 2014 (commencement of class operations) to April 30, 2015

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Absolute Return Fund	13

	Year ended April 30, 2015		Year ended April 30, 2014[1]		Year ended September 30, 2013

Operations
Net investment income		$161,360,592		$74,067,536		$32,051,082
Net realized gains on investments		282,382,617		42,187,940		12,418
Net change in unrealized gains (losses) on investments		(306,084,237)		343,524,892		207,533,309

Net increase in net assets resulting from operations		137,658,972		459,780,368		239,596,809

Distributions to shareholders from
Net investment income
Class A		(46,771,237)		(27,507,548)		(1,729,307)
Class C		(32,930,720)		(13,062,348)		(641,104)
Class R6		(722)[2]		N/A		N/A
Administrator Class		(96,932,949)		(52,881,692)		(4,342,591)
Institutional Class		(127,892,812)		(24,136,169)		(26,050)[3]
Net realized gains
Class A		(19,085,961)		(509,966)		0
Class C		(17,608,903)		(355,267)		0
Class R6		(235)[2]		N/A		N/A
Administrator Class		(36,474,143)		(929,933)		0
Institutional Class		(42,411,716)		(352,503)		0 [3]

Total distributions to shareholders		(420,109,398)		(119,735,426)		(6,739,052)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	70,082,675	793,603,767	79,282,579	883,615,839	116,931,716	1,250,575,310
Class C	48,665,679	545,035,379	52,611,704	580,341,664	74,738,531	790,852,229
Class R6	7,388 [2]	82,908 [2]	N/A	N/A	N/A	N/A
Administrator Class	168,608,782	1,915,693,998	154,904,463	1,731,111,195	229,252,464	2,445,179,878
Institutional Class	338,198,480	3,832,004,737	113,083,882	1,264,358,346	93,667,103 [3]	1,009,719,128 [3]

		7,086,420,789		4,459,427,044		5,496,326,545

Reinvestment of distributions
Class A	5,507,060	60,098,192	2,363,014	26,302,913	154,929	1,588,018
Class C	3,813,839	41,146,022	995,262	10,978,267	51,550	525,814
Class R6	88 [2]	957 [2]	N/A	N/A	N/A	N/A
Administrator Class	12,017,771	131,321,751	3,800,981	42,347,513	342,110	3,510,050
Institutional Class	10,381,003	113,553,390	1,978,847	22,066,693	218 [3]	2,239 [3]

		346,120,312		101,695,386		5,626,121

Payment for shares redeemed
Class A	(100,178,392)	(1,136,238,269)	(20,013,523)	(222,913,694)	(18,062,305)	(192,797,252)
Class C	(29,135,027)	(321,826,353)	(7,927,993)	(87,444,171)	(4,998,352)	(53,053,507)
Class R6	(1)[2]	(12)[2]	N/A	N/A	N/A	N/A
Administrator Class	(213,759,666)	(2,402,284,698)	(40,834,972)	(455,697,237)	(67,556,840)	(722,769,141)
Institutional Class	(108,063,864)	(1,208,607,788)	(13,829,658)	(154,375,173)	(4,246,580)[3]	(46,292,073)[3]

		(5,068,957,120)		(920,430,275)		(1,014,911,973)

Net increase in net assets resulting from capital share transactions		2,363,583,981		3,640,692,155		4,487,040,693

Total increase in net assets		2,081,133,555		3,980,737,097		4,719,898,450

Net assets
Beginning of period		10,282,234,905		6,301,497,808		1,581,599,358

End of period		$12,363,368,460		$10,282,234,905		$6,301,497,808

Undistributed (overdistributed) net investment income		$(22,935,312)		$(20,323,423)		$23,184,069

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.
[2]	For the period from October 31, 2014 (commencement of class operations) to April 30, 2015
[3]	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Absolute Return Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30
CLASS A	2015	2014[1]	2013	2012[2]
Net asset value, beginning of period	$11.39	$10.94	$10.16	$10.00
Net investment income (loss)	0.14 [3]	0.10	0.08	(0.02)[3]
Net realized and unrealized gains (losses) on investments	(0.01)	0.51	0.73	0.18

Total from investment operations	0.13	0.61	0.81	0.16
Distributions to shareholders from
Net investment income	(0.26)	(0.16)	(0.03)	0.00
Net realized gains	(0.11)	(0.00)[4]	0.00	0.00

Total distributions to shareholders	(0.37)	(0.16)	(0.03)	0.00
Net asset value, end of period	$11.15	$11.39	$10.94	$10.16
Total return[5]	1.23%	5.66%	8.02%	1.60%
Ratios to average net assets (annualized)
Gross expenses[6]	0.71%	0.72%	0.73%	0.79%
Net expenses[6]	0.71%	0.72%	0.73%	0.78%
Net investment income (loss)[6]	1.21%	1.55%	0.92%	(0.36)%
Supplemental data
Portfolio turnover rate	6%	0%	0%	0%
Net assets, end of period (000s omitted)	$1,954,792	$2,277,448	$1,512,891	$398,557

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	For the period from March 1, 2012 (commencement of class operations) to September 30, 2012

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[6]	Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund, Class MF which were as follows:

Year ended April 30, 2015	0.55%
Year ended April 30, 2014[1]	0.54%
Year ended September 30, 2013	0.50%
Year ended September 30, 2012[2]	0.49%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Absolute Return Fund	15

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30
CLASS C	2015	2014[1]	2013	2012[2]
Net asset value, beginning of period	$11.27	$10.82	$10.11	$10.00
Net investment income (loss)	0.06 [3]	0.06	0.03	(0.06)[3]
Net realized and unrealized gains (losses) on investments	(0.01)	0.50	0.70	0.17

Total from investment operations	0.05	0.56	0.73	0.11
Distributions to shareholders from
Net investment income	(0.20)	(0.11)	(0.02)	0.00
Net realized gains	(0.11)	(0.00)[4]	0.00	0.00

Total distributions to shareholders	(0.31)	(0.11)	(0.02)	0.00
Net asset value, end of period	$11.01	$11.27	$10.82	$10.11
Total return[5]	0.47%	5.23%	7.20%	1.10%
Ratios to average net assets (annualized)
Gross expenses[6]	1.47%	1.47%	1.48%	1.54%
Net expenses[6]	1.47%	1.47%	1.48%	1.53%
Net investment income (loss)[6]	0.53%	0.78%	0.14%	(1.11)%
Supplemental data
Portfolio turnover rate	6%	0%	0%	0%
Net assets, end of period (000s omitted)	$1,820,384	$1,600,482	$1,042,487	$268,171

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	For the period from March 1, 2012 (commencement of class operations) to September 30, 2012

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[6]	Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund, Class MF which were as follows:

Year ended April 30, 2015	0.55%
Year ended April 30, 2014[1]	0.54%
Year ended September 30, 2013	0.50%
Year ended September 30, 2012[2]	0.49%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Absolute Return Fund	Financial highlights

(For a share outstanding throughout the period)

CLASS R6	Year ended April 30, 2015[1]
Net asset value, beginning of period	$11.32
Net investment income	0.09 [2]
Net realized and unrealized gains (losses) on investments	0.20

Total from investment operations	0.29
Distributions to shareholders from
Net investment income	(0.32)
Net realized gains	(0.11)

Total distributions to shareholders	(0.43)
Net asset value, end of period	$11.18
Total return[3]	2.68%
Ratios to average net assets (annualized)
Gross expenses[4]	0.24%
Net expenses[4]	0.24%
Net investment income[4]	1.67%
Supplemental data
Portfolio turnover rate	6%
Net assets, end of period (000s omitted)	$84

[1]	For the period from October 31, 2014 (commencement of class operations) to April 30, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund. The expenses of GMO Benchmark-Free Allocation Fund, Class MF were 0.55%.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Absolute Return Fund	17

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30
ADMINISTRATOR CLASS	2015	2014[1]	2013	2012[2]
Net asset value, beginning of period	$11.42	$10.97	$10.17	$10.00
Net investment income (loss)	0.14 [3]	0.11	0.09	(0.01)[3]
Net realized and unrealized gains (losses) on investments	0.01	0.51	0.75	0.18

Total from investment operations	0.15	0.62	0.84	0.17
Distributions to shareholders from
Net investment income	(0.28)	(0.17)	(0.04)	0.00
Net realized gains	(0.11)	(0.00)[4]	0.00	0.00

Total distributions to shareholders	(0.39)	(0.17)	(0.04)	0.00
Net asset value, end of period	$11.18	$11.42	$10.97	$10.17
Total return[5]	1.40%	5.74%	8.25%	1.70%
Ratios to average net assets (annualized)
Gross expenses[6]	0.55%	0.55%	0.55%	0.62%
Net expenses[6]	0.55%	0.55%	0.55%	0.59%
Net investment income (loss)[6]	1.26%	1.69%	1.03%	(0.16)%
Supplemental data
Portfolio turnover rate	6%	0%	0%	0%
Net assets, end of period (000s omitted)	$3,763,871	$4,223,678	$2,763,630	$914,872

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	For the period from March 1, 2012 (commencement of class operations) to September 30, 2012

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Returns for periods of less than one year are not annualized.

[6]	Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund, Class MF which were as follows:

Year ended April 30, 2015	0.55%
Year ended April 30, 2014[1]	0.54%
Year ended September 30, 2013	0.50%
Year ended September 30, 2012[2]	0.49%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Absolute Return Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30, 2013[2]
INSTITUTIONAL CLASS	2015	2014[1]
Net asset value, beginning of period	$11.44	$10.99	$10.18
Net investment income	0.23 [3]	0.12	0.14 [3]
Net realized and unrealized gains (losses) on investments	(0.05)	0.52	0.71

Total from investment operations	0.18	0.64	0.85
Distributions to shareholders from
Net investment income	(0.32)	(0.19)	(0.04)
Net realized gains	(0.11)	(0.00)[4]	0.00

Total distributions to shareholders	(0.43)	(0.19)	(0.04)
Net asset value, end of period	$11.19	$11.44	$10.99
Total return[5]	1.65%	5.93%	8.41%
Ratios to average net assets (annualized)
Gross expenses[6]	0.29%	0.29%	0.30%
Net expenses[6]	0.29%	0.29%	0.30%
Net investment income[6]	2.00%	1.84%	1.56%
Supplemental data
Portfolio turnover rate	6%	0%	0%
Net assets, end of period (000s omitted)	$4,824,238	$2,180,627	$982,490

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Returns for periods of less than one year are not annualized.

[6]	Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund, Class MF which were as follows:

Year ended April 30, 2015	0.55%
Year ended April 30, 2014[1]	0.54%
Year ended September 30, 2013[2]	0.50%

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Absolute Return Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Absolute Return Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying funds”), whether now existing or created in the future. These additional underlying Funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO Systematic Global Macro Opportunity Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest in securities or derivatives directly. As of April 30, 2015, the Fund owned 56% of Benchmark-Free Allocation Fund. Because the Fund invests all of its assets in Benchmark-Free Allocation Fund, the shareholders of the Fund bear the fees and expense of Benchmark-Free Allocation Fund which are not included in the Statements of Operations but are incurred indirectly because they are considered in the calculation of the net asset value of Benchmark-Free Allocation Fund. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. The valuation of investments in securities and the underlying funds held by Benchmark-Free Allocation Fund is discussed in the annual report of Benchmark-Free Allocation Fund which is included in the mailing of this shareholder report. An unaudited Consolidated Statement of Assets and Liabilities and an unaudited Consolidated Schedule of Investments for Benchmark-Free Allocation Fund as of April 30, 2015 have also been included as an Appendix in this report for your reference. The unaudited Consolidated Schedule of Investments for Benchmark-Free Allocation Fund includes the holdings of its wholly owned investment in GMO Implementation Fund.

Investment transactions and income recognition

Investment transactions are recorded on a trade date basis. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

Income dividends and capital gain distributions from Benchmark-Free Allocation Fund are recorded on the ex-dividend date. Capital gain distributions from Benchmark-Free Allocation Fund are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

20	Wells Fargo Advantage Absolute Return Fund	Notes to financial statements

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to dividends from certain securities. At April 30, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Overdistributed net investment income	Accumulated net realized gains on investments
$140,555,959	$(140,555,959)

As of April 30, 2015, the Fund had a qualified late-year ordinary loss of $22,935,312 which will be recognized on the first day of the following fiscal year

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2015, Level 2 inputs were used in valuing the Fund’s investment in Benchmark-Free Allocation Fund.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory and administration contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory and fund level administration fee starting at 0.225% and declining to 0.165% as the average daily net assets of the Fund increase. Prior to September 1, 2014, Funds Management was entitled to receive an annual advisory and fund level administration fee which started at 0.225%

Notes to financial statements	Wells Fargo Advantage Absolute Return Fund	21

and declined to 0.175% as the average daily net assets of the Fund increased. For the year ended April 30, 2015, the advisory and fund level administration fee was equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

Funds Management also provide class level administrative services which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap expenses as follows:

	Expense ratio cap	Expiration date
Class A	0.76%	August 31, 2015
Class C	1.51	August 31, 2015
Class R6	0.28	August 31, 2016
Administrator Class	0.57	August 31, 2015
Institutional Class	0.33	August 31, 2015

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended April 30, 2015, Funds Distributor received $777,680 from the sale of Class A shares and $22,035 and $24,099 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT TRANSACTIONS

For the year ended April 30, 2015, the Fund made aggregate purchases and sales of $3,110,299,091 and $664,297,672, respectively, in its investment in Benchmark-Free Allocation Fund.

As a result of its investment in Benchmark-Free Allocation Fund, the Fund incurs purchase premium and redemption fees. These purchase premium and redemption fees are paid by the Fund to Benchmark-Free Allocation Fund to help offset estimated portfolio transaction and related costs incurred as a result of a purchase or redemption order by allocating estimated transaction costs to the purchasing or redeeming shareholder. The Fund is currently charged 0.13% for purchases and redemptions which are reflected in paid in capital. Prior to June 30, 2014, the Fund was charged 0.11% for purchases and redemptions. GMO reassesses these fees annually.

22	Wells Fargo Advantage Absolute Return Fund	Notes to financial statements

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended April 30, 2015, the Fund paid $20,070 in commitment fees.

During the year ended April 30, 2015, the Fund had average borrowings outstanding of $1,563,741 at an average rate of 1.39% and paid interest in the amount of $21,736.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended April 30, 2015, the seven months ended April 30, 2014, and the year ended September 30, 2013 were as follows:

	Year ended April 30, 2015	Year ended April 30, 2014*	Year ended September 30, 2013
Ordinary income	$304,528,440	$117,587,446	$6,739,052
Long-term capital gain	115,580,958	2,147,980	0

*	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain	Unrealized gains	Late-year ordinary losses deferred
$110,615,809	$240,476,378	$(22,935,312)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Advantage Absolute Return Fund	23

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Absolute Return Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of April 30, 2015, and the related statements of operations for the year then ended, and the statements of changes in net assets for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014, and the year ended September 30, 2013, and the financial highlights for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014, for the year ended September 30, 2013 and for the period from March 1, 2012 (commencement of operations) to September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2015, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Absolute Return Fund as of April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014, and the year ended September 30, 2013, and the financial highlights for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014, for the year ended September 30, 2013 and for the period from March 1, 2012 (commencement of operations) to September 30, 2012, in conformity with U.S. generally acceptable accounting principles.

Boston, Massachusetts

June 25, 2015

24	Wells Fargo Advantage Absolute Return Fund	Other information (unaudited)

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 16.67% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended April 30, 2015.

Pursuant to Section 852 of the Internal Revenue Code, $115,580,958 was designated as long-term capital gain distributions for the fiscal year ended April 30, 2015.

Pursuant to Section 854 of the Internal Revenue Code, $135,854,209 of income dividends paid during the fiscal year ended April 30, 2015 has been designated as qualified dividend income (QDI).

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Absolute Return Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

26	Wells Fargo Advantage Absolute Return Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Absolute Return Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PIK	— Payment-in-kind
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian leu
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS (a) — 43.8%

	Australia — 0.1%
338,049	Origin Energy Ltd	3,379,030
1,777,085	Recall Holdings Ltd	10,206,504
369,563	Woodside Petroleum Ltd	10,191,513

	Total Australia	23,777,047

	Austria — 0.1%
204,458	OMV AG	6,805,110
96,981	Voestalpine AG	4,060,402

	Total Austria	10,865,512

	Belgium — 0.1%
168,162	Belgacom SA	6,263,166
139,556	Delhaize Group	11,234,302

	Total Belgium	17,497,468

	Bermuda — 0.1%
757,500	Freescale Semiconductor Ltd. *	29,610,675

	Brazil — 0.4%
221,100	AES Tiete SA	1,064,057
2,226,100	Banco do Brasil SA	19,668,027
463,400	Banco Santander Brasil SA	2,502,371
1,188,500	Centrais Eletricas Brasileiras SA	2,879,586
350,700	Cia de Saneamento de Minas Gerais-COPASA	2,112,616
1,011,200	Companhia de Saneamento Basico do Estado de Sao Paulo	5,973,999
631,100	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	3,717,179
1,642,600	Companhia Siderurgica Nacional SA	4,399,602
244,600	Companhia Siderurgica Nacional SA Sponsored ADR	657,974
491,205	CPFL Energia SA	3,239,431
88,128	CPFL Energia SA ADR	1,147,428
987,700	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,845,308
669,567	Duratex SA	1,886,730
1,397,700	EDP-Energias do Brasil SA	5,311,627
252,800	Equatorial Energia SA	2,686,621
182,900	Grupo BTG Pactual	1,802,320
386,100	Klabin SA	2,368,154
743,400	Light SA	4,404,218
1,032,600	MRV Engenharia e Participacoes SA	2,827,445
228,700	Natura Cosmeticos SA	2,186,083
861,000	Tim Participacoes SA	2,757,646
443,100	Tractebel Energia SA	5,250,227

Shares	Description	Value ($)
	Brazil — (continued)
629,100	Transmissora Alianca de Energia Eletrica SA	4,140,478

	Total Brazil	86,829,127

	Canada — 0.7%
427,300	Canadian Oil Sands Ltd	4,643,102
1,046,600	Catamaran Corp *	62,115,710
265,200	Cenovus Energy Inc	4,996,267
110,300	Husky Energy Inc	2,466,551
69,000	Imperial Oil Ltd	3,041,376
717,200	Suncor Energy Inc	23,355,813
279,392	Valeant Pharmaceuticals International Inc *	60,608,507

	Total Canada	161,227,326

	Chile — 0.0%
15,109,024	Enersis SA	5,263,010
119,500	Enersis SA Sponsored ADR	2,123,515
183,837	ENTEL Chile SA	2,072,795

	Total Chile	9,459,320

	China — 5.6%
7,661,783	Alibaba Group Holding Ltd Sponsored ADR	622,826,340
1,804,500	Anhui Conch Cement Co Ltd-Class H	7,307,637
7,915,000	Bank of China Ltd-Class H	5,423,382
3,093,000	BBMG Corp-Class H	3,827,997
10,639,000	Belle International Holdings Ltd.	13,654,849
7,550,000	China Coal Energy Co Ltd-Class H	4,933,740
14,258,000	China Communications Construction Co Ltd-Class H	25,933,217
5,942,000	China Communications Services Corp Ltd-Class H	3,363,878
6,060,000	China Construction Bank Corp-Class H	5,882,651
10,551,500	China Mobile Ltd	150,437,805
11,452,000	China National Building Material Co Ltd-Class H	13,831,722
52,478,000	China Petroleum & Chemical Corp-Class H	49,799,815
6,858,000	China Railway Construction Corp Ltd-Class H	13,746,510
10,293,000	China Railway Group Ltd-Class H	14,524,092
1,506,000	China Resources Enterprise Ltd	4,613,418
2,632,000	China Resources Power Holdings Co Ltd	7,973,684
4,824,000	China Shanshui Cement Group Ltd	3,914,943
13,173,000	China Shenhua Energy Co Ltd-Class H	34,126,107
35,236,000	China Telecom Corp Ltd-Class H	26,148,348
3,648,000	China Unicom Hong Kong Ltd *	6,851,415

A-1

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Shares	Description	Value ($)
	China — (continued)
37,420,000	CNOOC Ltd	63,614,782
2,428,000	COSCO Pacific Ltd	3,826,268
6,122,000	Datang International Power Generation Co Ltd-Class H	3,596,861
8,096,000	Dongfeng Motor Group Co Ltd-Class H	13,450,341
2,663,500	Fosun International Ltd	6,638,694
12,800,000	Geely Automobile Holdings Ltd.	7,217,201
23,279,000	GOME Electrical Appliances Holding Ltd.	5,963,404
5,615,000	Huabao International Holdings Ltd.	6,307,007
8,056,000	Huaneng Power International Inc-Class H	11,445,744
7,222,000	Industrial & Commercial Bank of China-Class H	6,283,391
2,654,000	Jiangsu Expressway Co Ltd	3,630,365
4,306,000	Kunlun Energy Co Ltd	5,100,795
44,176,000	PetroChina Co Ltd-Class H	56,976,572
6,260,000	Shanghai Electric Group Co Ltd-Class H	6,383,351
849,000	Shanghai Industrial Holdings Ltd	3,384,947
2,104,500	Shenzhen International Holdings Ltd.	3,955,687
1,992,000	Sinopec Engineering Group Co Ltd-Class H	2,147,607
4,602,000	Skyworth Digital Holdings Ltd.	4,087,813
779,000	Weichai Power Co Ltd-Class H	3,076,506
6,146,000	Yanzhou Coal Mining Co Ltd-Class H	6,153,592
2,174,000	Zhejiang Expressway Co Ltd-Class H	3,469,520
11,834,000	Zijin Mining Group Co Ltd-Class H	4,565,310

	Total China	1,250,397,308

	Colombia — 0.0%
4,678,845	Ecopetrol SA *	3,987,429

	Czech Republic — 0.1%
693,646	CEZ AS	18,021,045

	Denmark — 0.1%
5,324	AP Moeller–Maersk A/S	10,565,927
55,954	Carlsberg A/S	5,101,244
436,892	TDC A/S	3,326,236

	Total Denmark	18,993,407

	Egypt — 0.0%
1,162,846	Al Ezz Steel Rebars SAE *	1,909,417
8,818,992	Orascom Telecom Media And Technology Holding SAE *	1,108,760
719,107	Telecom Egypt Co	925,983

	Total Egypt	3,944,160

Shares	Description	Value ($)
	Finland — 0.0%
183,236	Fortum Oyj	3,618,435
181,310	UPM–Kymmene Oyj	3,280,724

	Total Finland	6,899,159

	France — 2.1%
314,010	Alcatel-Lucent Sponsored ADR *	1,067,634
134,162	Bouygues SA	5,538,836
41,121	Casino Guichard-Perrachon SA	3,636,227
41,038	Christian Dior SE	8,022,966
78,379	Cie de Saint-Gobain	3,562,097
115,086	Compagnie Generale des Etablissements Michelin	12,833,908
1,368,698	GDF Suez	27,848,061
2,157,675	Orange	35,539,740
1,129,170	Renault SA	118,808,635
172,764	Rexel SA	3,256,020
347,577	Sanofi	35,380,004
171,571	Schneider Electric SA	12,824,654
2,984,610	Total SA	161,616,485
56,552	Vinci SA	3,468,600
1,395,144	Vivendi SA	34,974,425

	Total France	468,378,292

	Germany — 0.9%
611,524	BASF SE	60,753,697
161,489	Bayerische Motoren Werke AG	19,049,984
40,813	Bilfinger SE	2,038,263
327,759	Daimler AG	31,512,937
1,342,386	Deutsche Telekom AG (Registered)	24,673,928
2,069,548	E.ON AG	32,218,729
181,397	K+S AG (Registered)	5,913,437
55,079	Metro AG	1,996,331
50,428	ProSiebenSat.1 Media AG (Registered)	2,578,240
420,461	RWE AG	10,448,213
50,626	Siemens AG (Registered)	5,507,192
11,266	Volkswagen AG	2,853,832

	Total Germany	199,544,783

	Greece — 0.0%
449,390	Hellenic Telecommunications Organization SA	4,084,922
539,007	OPAP SA	4,822,212

	Total Greece	8,907,134

	Hungary — 0.1%
1,461,916	Magyar Telekom Telecommunications Plc *	2,186,630
49,549	MOL Hungarian Oil and Gas Plc	2,756,268

A-2

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Hungary — (continued)
278,327	OTP Bank Plc	6,154,423

	Total Hungary	11,097,321

	India — 0.4%
1,758,331	Bharat Heavy Electricals Ltd	6,652,026
1,548,383	Cairn India Ltd	5,219,759
1,178,169	Coal India Ltd	6,730,141
823,006	GAIL India Ltd	4,674,802
388,013	Hindustan Petroleum Corp Ltd	3,827,925
201,089	Infosys Ltd	6,142,135
115,300	Infosys Ltd Sponsored ADR	3,571,994
1,232,745	Jindal Steel & Power Ltd	2,690,664
3,675,155	NTPC Ltd	8,665,705
1,679,312	Oil & Natural Gas Corp Ltd	8,027,946
373,605	Reliance Industries Ltd	5,082,665
711,395	Reliance Infrastructure Ltd	4,645,940
541,953	Tata Motors Ltd	4,355,342
654	Tata Motors Ltd	3,199
30,134	Tata Motors Ltd	241,134
11,884	Tata Motors Ltd-Class A	58,294
167,618	Tata Motors Ltd Sponsored ADR	6,904,185
559,641	Tata Steel Ltd	3,185,510

	Total India	80,679,366

	Indonesia — 0.2%
31,377,400	Adaro Energy Tbk PT	2,112,641
20,968,800	Astra International Tbk PT	11,034,447
1,535,000	Indo Tambangraya Megah Tbk PT	1,490,448
11,917,000	Perusahaan Gas Negara Persero Tbk PT	3,756,213
82,177,900	Telekomunikasi Indonesia Persero Tbk PT	16,527,725
34,900	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	1,444,162
1,644,600	United Tractors Tbk PT	2,704,185

	Total Indonesia	39,069,821

	Israel — 0.1%
153,000	Check Point Software Technologies Ltd *	12,772,440

	Italy — 0.6%
6,307,384	Enel SPA	29,896,615
3,328,558	ENI SPA	63,861,217
144,503	Finmeccanica SPA *	1,843,700
743,323	Mediaset SPA *	3,820,391
13,134,022	Telecom Italia SPA *	15,501,650
9,524,942	Telecom Italia SPA-Di RISP *	9,166,743

	Total Italy	124,090,316

Shares	Description	Value ($)
	Japan — 2.5%
175,300	Aeon Co Ltd	2,180,885
101,200	Aisin Seiki Co Ltd	4,627,666
225,122	Canon Inc	8,026,662
153,900	Daihatsu Motor Co Ltd	2,229,307
10,500	Daito Trust Construction Co Ltd	1,222,731
107,622	FujiFilm Holdings Corp	4,053,799
331,427	Honda Motor Co Ltd	11,111,209
1,207,692	Inpex Corp	15,156,928
133,037	IT Holdings Corp	2,619,752
2,177,200	Itochu Corp	26,808,009
583,789	Japan Tobacco Inc.	20,386,416
140,780	K’s Holdings Corp	4,700,609
677,000	Kawasaki Kisen Kaisha Ltd	1,748,767
406,400	KDDI Corp	9,616,374
471,980	Kyocera Corp	24,638,042
2,364,800	Marubeni Corp	14,642,969
165,904	Medipal Holdings Corp	2,263,345
427,100	Mitsubishi Chemical Holdings Corp	2,659,223
1,335,969	Mitsubishi Corp	28,825,796
1,375,674	Mitsui & Co Ltd	19,240,346
651,543	Nippon Telegraph & Telephone Corp	43,995,416
14,602,228	Nissan Motor Co Ltd	151,581,219
1,233,129	NTT Docomo Inc	21,841,773
682,000	Osaka Gas Co Ltd	2,894,520
190,600	Otsuka Holdings Co Ltd	6,016,199
29,100	Shimamura Co Ltd	2,900,539
2,602,500	Sojitz Corp	5,088,910
1,465,100	Sumitomo Corp	17,299,487
72,000	Sumitomo Rubber Industries Ltd	1,334,976
60,700	Suzuken Co Ltd	1,899,448
69,326	Takeda Pharmaceutical Co., Ltd.	3,559,268
1,234,773	Tokyo Electron Ltd (b)	67,680,793
246,800	Toyota Tsusho Corp	6,345,641
410,300	UNY Co Ltd	2,320,029
1,026,567	Yamada Denki Co Ltd	4,201,810

	Total Japan	545,718,863

	Malaysia — 0.0%
1,450,100	Petronas Chemicals Group Bhd	2,384,402

	Mexico — 0.2%
30,544,800	America Movil SAB de CV-Class L	32,014,104
712,900	America Movil SAB de CV-Class L Sponsored ADR	14,892,481

	Total Mexico	46,906,585

A-3

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Netherlands — 0.3%
40,761	Heineken Holding NV	2,841,423
609,770	InterXion Holding NV	18,567,497
653,911	Koninklijke Ahold NV	12,668,948
501,348	Koninklijke KPN NV	1,858,876
752,634	PostNL NV *	3,737,651
85,275	SNS REAAL NV * (c)	—
1,878,423	TNT Express NV	16,034,348
134,803	Unilever NV	5,880,187
148,401	Wolters Kluwer NV	4,807,828

	Total Netherlands	66,396,758

	Norway — 0.3%
1,559,073	Statoil ASA	33,052,907
540,060	Telenor ASA	12,197,346
194,699	Yara International ASA	9,975,880

	Total Norway	55,226,133

	Philippines — 0.0%
118,595	Philippine Long Distance Telephone Co	7,441,621

	Poland — 0.3%
103,200	Asseco Poland SA	1,738,577
770,044	KGHM Polska Miedz SA	26,999,666
1,287,720	Orange Polska SA	3,647,594
2,374,356	PGE SA	13,662,390
665,666	Polski Koncern Naftowy Orlen SA	12,642,042
1,447,942	Tauron Polska Energia SA	1,936,601

	Total Poland	60,626,870

	Portugal — 0.0%
1,301,021	EDP–Energias de Portugal SA	5,201,999

	Qatar — 0.0%
549	Industries Qatar QSC	21,784

	Russia — 2.5%
72,765	Bashneft OAO-Class S *	3,000,444
83,667	Gazprom Neft JSC Sponsored ADR	1,148,576
23,479,330	Gazprom OAO Sponsored ADR	137,564,173
6,776,310	Lukoil OAO Sponsored ADR	346,645,574
3,621,953	Rosneft OJSC GDR (Registered)	17,871,477
2,160,638	Sberbank Sponsored ADR	12,823,968
401,002	Severstal PAO GDR (Registered)	4,445,301
8,584,983	Surgutneftegas OAO *	6,380,823
2,529,479	Surgutneftegas Sponsored ADR *	18,320,510
490,941	Tatneft Sponsored ADR	16,840,318

	Total Russia	565,041,164

Shares	Description	Value ($)
	South Africa — 0.6%
2,691,606	African Bank Investments Ltd * (c)	226
353,691	Bidvest Group Ltd (The)	9,586,463
233,996	Foschini Group Ltd (The)	3,464,655
1,037,320	Gold Fields Ltd	4,789,218
348,321	Imperial Holdings Ltd	5,833,097
191,181	Kumba Iron Ore Ltd	2,578,621
2,247,646	MTN Group Ltd	45,130,289
721,825	Sasol Ltd	29,063,180
1,647	Sasol Ltd Sponsored ADR	66,292
848,574	Sibanye Gold Ltd	2,013,922
622,801	Telkom SA SOC Ltd *	4,281,285
165,182	Tiger Brands Ltd	4,299,226
862,161	Truworths International Ltd	6,283,776
751,857	Vodacom Group Ltd	9,373,752
189,439	Wilson Bayly Holmes-Ovcon Ltd	1,774,973

	Total South Africa	128,538,975

	South Korea — 3.9%
176,613	BNK Financial Group Inc	2,640,299
64,047	CJ E & M Corp *	3,500,245
97,036	Daelim Industrial Co Ltd	7,473,027
59,245	Dongbu Insurance Co Ltd	3,010,923
119,716	GS Holdings	5,584,537
267,574	Hana Financial Group Inc	7,876,275
108,234	Hankook Tire Co Ltd	4,548,547
75,862	Hankook Tire WorldwideCo Ltd	1,501,101
120,747	Hanwha Corp	4,741,634
31,388	Hyundai Department Store Co Ltd	4,260,717
126,620	Hyundai Engineering & Construction	6,091,853
87,947	Hyundai Heavy Industries Co Ltd *	11,426,878
82,229	Hyundai Marine & Fire Insurance Co Ltd	2,191,806
201,558	Hyundai Mobis	44,318,156
400,392	Hyundai Motor Co	62,837,958
91,801	Hyundai Steel Co	6,709,895
27,010	Hyundai Wia Corp	3,827,285
322,385	Industrial Bank of Korea	4,429,540
171,726	KB Financial Group Inc	6,548,652
981,918	Kia Motors Corp	45,248,527
8,746	Korea Zinc Co Ltd	3,895,065
320,211	KT Corp *	9,465,421
10,400	KT Corp Sponsored ADR	151,528
143,513	KT&G Corp	12,709,449
110,667	LF Corp	3,638,852
57,538	LG Chem Ltd	14,534,575
516,202	LG Display Co Ltd	14,295,227
199,578	LG Electronics Inc	11,222,840
112,832	LG International Corp	4,317,647

A-4

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Shares	Description	Value ($)
	South Korea — (continued)
58,797	LIG Insurance Co Ltd	1,360,541
17,850	Lotte Chemical Corp	4,141,093
33,560	Lotte Shopping Co Ltd	8,093,595
88,520	Meritz Fire & Marine Insurance Co Ltd	1,179,099
119,924	POSCO	28,249,727
37,741	S-Oil Corp	2,571,452
338,629	Samsung Electronics Co Ltd	444,231,720
2,621	Samsung Electronics Co Ltd GDR	1,718,819
61,171	Samsung Engineering Co Ltd *	2,203,291
315,137	Samsung Heavy Industries Co Ltd	5,308,060
188,390	Shinhan Financial Group Co Ltd	7,797,113
79,748	SK Holdings Co Ltd	13,731,681
184,385	SK Innovation Co Ltd *	20,181,843
58,495	SK Telecom Co Ltd	15,675,073
22,600	SK Telecom Co Ltd ADR	670,090
222,312	Sungwoo Hitech Co Ltd	2,335,047

	Total South Korea	872,446,703

	Spain — 0.6%
322,952	Endesa SA	6,398,744
165,909	Gas Natural SDG SA	4,079,383
2,823,188	Iberdrola SA	18,896,407
1,236,914	Repsol SA	25,497,677
4,683,021	Telefonica SA	71,277,635

	Total Spain	126,149,846

	Sri Lanka — 0.0%
1,065,600	Anilana Hotels & Properties Ltd *	41,488

	Sweden — 0.1%
132,003	Skanska AB-Class B	2,937,486
185,211	Tele2 AB-B Shares	2,470,303
512,927	Telefonaktiebolaget LM Ericsson-Class B	5,609,768
2,503,023	TeliaSonera AB	15,561,620

	Total Sweden	26,579,177

	Switzerland — 0.1%
502,102	ABB Ltd (Registered)	11,002,276
155,257	Nestle SA (Registered)	12,045,492
11,075	Swisscom AG (Registered)	6,584,155

	Total Switzerland	29,631,923

	Taiwan — 1.6%
5,091,390	Acer Inc *	3,329,315
5,776,000	Advanced Semiconductor Engineering Inc	8,191,088
2,189,000	Asustek Computer Inc	23,191,037

Shares	Description	Value ($)
	Taiwan — (continued)
1,660,000	Chipbond Technology Corp	3,587,247
719,278	Chong Hong Construction Co Ltd	1,639,810
4,058,470	Chunghwa Telecom Co Ltd	13,097,852
12,680,000	Compal Electronics Inc	11,544,168
1,805,000	Coretronic Corp	2,450,810
4,977,371	E.Sun Financial Holding Co Ltd	3,408,165
3,332,000	Far Eastern New Century Corp	3,659,903
1,608,000	Far EasTone Telecommunications Co Ltd	3,833,877
2,563,750	Foxconn Technology Co Ltd	7,306,786
1,411,500	Highwealth Construction Corp	3,682,024
30,716,120	Hon Hai Precision Industry Co Ltd	92,039,212
2,480,000	HTC Corp *	10,210,743
8,778,000	Innolux Corp	4,528,015
3,829,000	Inventec Corp	2,702,130
5,990,628	Lite-On Technology Corp	7,569,050
277,222	Makalot Industrial Co Ltd	2,167,819
962,000	Novatek Microelectronics Corp Ltd	5,028,021
4,435,000	Pegatron Corp	13,138,467
490,000	Phison Electronics Corp	4,519,069
3,782,000	Pou Chen Corp	5,299,917
2,867,808	Powertech Technology Inc	5,294,612
5,849,000	Quanta Computer Inc	14,674,651
1,820,020	Radiant Opto-Electronics Corp	5,984,906
1,171,330	Realtek Semiconductor Corp	3,647,966
867,000	Simplo Technology Co Ltd	4,291,033
2,182,000	Synnex Technology International Corp	3,091,689
3,484,000	Taiwan Cement Corp	4,947,854
594,000	Taiwan Mobile Co Ltd	2,092,690
1,494,500	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	36,525,580
997,000	TPK Holding Co Ltd	6,193,298
1,943,000	Tripod Technology Corp	3,795,588
4,107,000	Unimicron Technology Corp	2,444,668
14,772,000	United Microelectronics Corp	7,077,538
8,972,909	Wistron Corp	7,633,382
2,816,000	WPG Holdings Co Ltd	3,523,050
511,000	Yungtay Engineering Co Ltd	1,173,825

	Total Taiwan	348,516,855

	Thailand — 0.2%
1,350,900	Bangchak Petroleum Pcl (Foreign Registered)	1,450,228
8,263,200	Bangkok Dusit Medical Services Pcl (Foreign Registered)	5,048,429
8,298,700	Banpu Pcl (Foreign Registered)	7,293,921
1,750,500	PTT Exploration & Production Pcl (Foreign Registered)	6,200,763

A-5

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Thailand — (continued)
1,849,000	PTT Global Chemical PCL (Foreign Registered)	3,596,812
1,897,600	PTT Pcl (Foreign Registered)	20,460,044
1,123,700	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	2,043,031
2,709,000	Thai Oil Pcl (Foreign Registered)	4,797,663
1,364,200	Thanachart Capital Pcl (Foreign Registered)	1,404,541

	Total Thailand	52,295,432

	Turkey — 0.5%
2,267,980	Akbank TAS	6,607,851
702,004	Arcelik AS	3,781,388
4,468,315	Asya Katilim Bankasi AS *	1,437,832
1,795,098	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,908,285
1,061,905	Eregli Demir ve Celik Fabrikalari TAS	1,791,981
1,060,867	Gubre Fabrikalari TAS	2,832,589
522,193	Haci Omer Sabanci Holding AS	1,908,981
1,933,172	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	2,417,768
2,409,953	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS-Class D *	1,661,233
1,633,398	KOC Holding AS	7,725,369
508,531	Koza Altin Isletmeleri AS	5,312,359
1,836,951	Koza Anadolu Metal Madencilik Isletmeleri AS *	1,982,192
1,422,380	Tekfen Holding AS *	2,658,397
414,054	Tupras-Turkiye Petrol Rafineriler AS *	10,057,211
2,128,319	Turk Hava Yollari *	7,060,112
2,076,432	Turk Telekomunikasyon AS	5,739,212
2,602,107	Turkcell Iletisim Hizmetleri AS	11,586,042
4,400	Turkcell Iletisim Hizmetleri AS ADR	48,664
470,519	Turkiye Garanti Bankasi AS	1,497,075
1,495,096	Turkiye Halk Bankasi AS	7,573,890
7,815,741	Turkiye IS Bankasi-Class C	17,574,284
1,335,311	Turkiye Sise ve Cam Fabrikalari AS	1,706,393
4,046,253	Turkiye Vakiflar Bankasi TAO-Class D	7,178,932
4,064,656	Yapi ve Kredi Bankasi AS	6,364,344

	Total Turkey	118,412,384

	United Kingdom — 5.5%
85,015	Aggreko Plc	2,144,516
1,831,460	AstraZeneca Plc	125,686,854
1,033,990	BAE Systems Plc	8,010,531
835,959	Balfour Beatty Plc	3,094,113
44,753	Berkeley Group Holdings Plc	1,723,109

Shares	Description	Value ($)
	United Kingdom — (continued)
3,849,506	BG Group Plc	69,728,184
19,020,972	BP Plc	137,186,760
599,459	British American Tobacco Plc	32,936,422
1,819,400	BT Group Plc	12,689,557
373,241	Carillion Plc	1,862,232
3,620,258	Catlin Group Ltd.	39,372,013
7,920,064	Centrica Plc	30,923,780
660,326	Cobham Plc	2,995,499
795,692	Compass Group Plc	14,066,016
2,416,747	CSR Plc	32,578,712
1,407,625	Debenhams Plc	1,933,661
3,088,988	GlaxoSmithKline Plc	71,345,326
1,658,010	Home Retail Group Plc	4,236,774
335,746	Inchcape Plc	4,270,709
31,228	International Game Technology Plc	635,802
1,239,897	J Sainsbury Plc	5,155,586
2,445,276	Kingfisher Plc	13,137,313
1,513,310	Ladbrokes Plc	2,368,399
2,409,899	Man Group Plc	7,105,611
1,757,647	Marks & Spencer Group Plc	14,884,631
387,847	Meggitt Plc	3,134,336
95,088	Micro Focus International Plc	1,830,171
1,956,665	Pace Plc	12,405,594
826,854	Pearson Plc	16,709,782
129,679	Persimmon Plc	3,367,029
387,116	Reckitt Benckiser Group Plc	34,455,017
11,008,544	Rexam Plc	97,709,400
2,334,154	Royal Dutch Shell Plc B Shares (London)	74,729,782
3,803,269	Royal Dutch Shell Plc-Class A	119,917,965
622,394	Royal Mail Plc	4,446,718
844,651	Sage Group Plc (The)	6,280,152
426,241	Scottish & Southern Energy Plc	10,099,227
269,577	Smiths Group Plc	4,719,330
67,054	Spectris Plc	2,203,771
385,276	Synergy Health Plc	13,067,055
266,834	Tate & Lyle Plc	2,430,866
12,521,735	Tesco Plc	42,206,600
5,818,963	TOPCO	7,592,290
256,643	Unilever Plc	11,249,804
24,069,225	Vodafone Group Plc	84,800,841
525,768	William Hill Plc	2,904,930
4,471,529	WM Morrison Supermarkets Plc	12,749,574
378,832	WPP Plc	8,834,919

	Total United Kingdom	1,217,917,263

A-6

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Shares	Description	Value ($)
	United States — 12.9%
376,306	3M Co.	58,850,495
822,000	Abbott Laboratories	38,157,240
156,217	Accenture Plc-Class A	14,473,505
124	Actavis Plc	35,075
541	Alliance Data Systems Corp. *	160,845
1,446,044	Amazon.com, Inc. *	609,912,438
921,200	American Express Co.	71,346,940
39,000	Amphenol Corp-Class A	2,159,430
108,345	Analog Devices, Inc.	6,700,055
287,642	Apple, Inc.	35,998,396
1,166,203	Baker Hughes, Inc.	79,838,257
87,408	Becton Dickinson and Co.	12,313,165
50,700	Bed Bath & Beyond, Inc. *	3,572,322
11,700	Biogen, Inc. *	4,374,981
33,300	CH Robinson Worldwide, Inc.	2,144,187
56,200	Chevron Corp.	6,241,572
28,700	Church & Dwight Co., Inc.	2,329,579
662,089	Cisco Systems, Inc.	19,088,026
70,800	Citrix Systems, Inc. *	4,754,928
1,059,818	City National Corp. (b)	98,775,038
2,207,703	Coca-Cola Co. (The)	89,544,434
218,068	Cognizant Technology Solutions Corp.-Class A *	12,765,701
464,119	Colgate-Palmolive Co.	31,225,926
104,800	Costco Wholesale Corp.	14,991,640
242,402	Covisint Corp. *	475,108
15,100	CR Bard, Inc.	2,515,358
420,502	Danaher Corp.	34,430,704
1,070,429	DIRECTV * (b)	97,093,263
334,900	EMC Corp.	9,012,159
64,857	Emerson Electric Co.	3,815,537
400,135	EnPro Industries, Inc.	25,612,641
2,389,836	Express Scripts Holding Co. *	206,481,830
15,500	Genuine Parts Co.	1,392,675
117,816	Google, Inc.-Class A *	64,653,886
81,022	Google, Inc.-Class C *	43,536,252
33,900	Henry Schein, Inc. *	4,647,690
58,600	Honeywell International, Inc.	5,913,912
919,008	Hospira, Inc. *	80,220,208
7,447,219	Hudson City Bancorp, Inc.	69,259,137
8,463	Humana, Inc.	1,401,473
201,736	Illinois Tool Works, Inc.	18,878,455
67,974	Intuit, Inc.	6,819,831
3,046	Intuitive Surgical, Inc. *	1,510,755
664,000	Johnson & Johnson	65,868,800
1,154,388	Lorillard, Inc.	80,645,546
43,800	MasterCard, Inc.-Class A	3,951,198
710,392	Medtronic Plc	52,888,684

Shares	Description	Value ($)
	United States — (continued)
458,000	Microsoft Corp.	22,277,120
187,704	Monsanto Co.	21,390,748
223,152	Nike Inc-Class B	22,056,344
5,126,200	Office Depot, Inc. *	47,263,564
1,505,433	Oracle Corp.	65,666,988
2,945,507	Orbitz Worldwide, Inc. *	34,521,342
65,400	Paychex, Inc.	3,164,706
213,784	Perrigo Co Plc	39,182,332
1,412,186	Philip Morris International, Inc.	117,875,165
365,794	Polypore International, Inc.	21,420,897
56,496	Precision Castparts Corp.	11,677,158
1,347,695	Procter & Gamble Co. (The)	107,155,230
499,178	Qualcomm, Inc.	33,944,104
23,764	Rockwell Automation, Inc.	2,818,410
24,800	Ross Stores, Inc.	2,452,224
433,428	Sigma-Aldrich Corp.	60,211,818
20,357	St Jude Medical, Inc.	1,426,008
190,807	Stryker Corp.	17,600,038
363,200	Susquehanna Bancshares, Inc.	4,881,408
301,485	Teradata Corp. *	13,262,325
849,432	Ubiquiti Networks, Inc.	24,268,272
137,281	UnitedHealth Group, Inc.	15,293,103
24,400	Varian Medical Systems, Inc. *	2,167,940
118,059	VF Corp.	8,551,013
258,900	WABCO Holdings, Inc. *	32,220,105
78,687	Wal-Mart Stores, Inc.	6,141,520
16,500	WW Grainger, Inc.	4,099,095
63,855	Xilinx, Inc.	2,768,753
76,600	Zimmer Holdings, Inc.	8,413,744

	Total United States	2,854,950,751

	TOTAL COMMON STOCKS (COST $9,270,514,630)	9,716,495,432

	PREFERRED STOCKS (a) — 1.6%

	Brazil — 0.5%
830,300	AES Tiete SA	4,767,484
592,100	Banco do Estado do Rio Grande do Sul SA-Class B	2,297,300
534,050	Bradespar SA	2,135,881
1,388,000	Centrais Eletricas Brasileiras SA	4,077,001
165,500	Cia Brasileira de Distribuicao	5,602,815
1,371,839	Cia Energetica de Minas Gerais ADR	6,749,448
294,081	Companhia de Transmissao de Energia Eletrica Paulista	4,148,241
2,911,627	Companhia Energetica de Minas Gerais	14,060,696

A-7

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Brazil — (continued)
656,000	Companhia Energetica de Sao Paulo-Class B	4,136,809
420,700	Companhia Paranaense de Energia Sponsored ADR	4,734,873
168,400	Companhia Paranaense de Energia Sponsored ADR	1,842,296
872,700	Eletropaulo Metropolitana SA *	3,142,699
69,100	Gerdau SA ADR	232,176
2,071,500	Gerdau SA Sponsored ADR	6,909,698
9,766	Itau Unibanco Holding SA ADR	125,200
357,316	Itau Unibanco Holding SA ADR	4,569,404
3,755,508	Itausa-Investimentos Itau SA	13,224,893
933,400	Metalurgica Gerdau SA	3,048,393
272,670	Oi SA *	511,321
54,980	Oi SA Sponsored ADR *	106,111
775,000	Telefonica Brasil SA	12,861,149
686,000	Telefonica Brasil SA ADR	11,264,120
189,200	Tim Participacoes SA ADR	2,974,224

	Total Brazil	113,522,232

	Germany — 0.2%
213,124	Porsche Automobil Holding SE	20,221,903
71,879	Volkswagen AG	18,504,935

	Total Germany	38,726,838

	Russia — 0.5%
118,306,487	Surgutneftegaz OJSC *	89,803,615
5,470	Transneft	13,019,258

	Total Russia	102,822,873

	South Korea — 0.4%
75,199	Hyundai Motor Co	8,526,781
43,450	Hyundai Motor Co	4,802,795
75,580	Samsung Electronics Co Ltd	76,690,374

	Total South Korea	90,019,950

	TOTAL PREFERRED STOCKS (COST $348,701,332)	345,091,893

	RIGHTS/WARRANTS (a) — 0.0%

	United States — 0.0%
2,279,800	Safeway Casa Ley CVR, Expires 01/30/19 *	1,025,910
2,279,800	Safeway PDC, LLC CVR, Expires 01/30/17 *	113,990

	Total United States	1,139,900

	TOTAL RIGHTS/WARRANTS (COST $2,425,023)	1,139,900

Shares		Description	Value ($)
		DEBT OBLIGATIONS (a) — 11.5%

		Canada — 0.1%
		Bank Loans — 0.1%
USD	27,951,004	Burger King Corp., 2014 Term Loan B, 4.50%, due 12/24/21	28,300,392

		Iceland — 0.2%
		Trade Claims — 0.2%
USD	3,252,000	Glitnir Bank, Trade Claim	943,080
USD	6,578,000	Glitnir Bank, Trade Claim	1,907,620
EUR	5,000,000	Glitnir Bank, Trade Claim	1,936,916
EUR	10,000,000	Glitnir Bank, Trade Claim	3,873,832
EUR	6,435,000	Glitnir Bank, Trade Claim	2,492,811
EUR	2,820,000	Glitnir Bank, Trade Claim	1,092,421
USD	385,000	Glitnir Bank, Trade Claim	111,650
USD	280,000	Glitnir Bank, Trade Claim	81,200
EUR	565,000	Glitnir Bank, Trade Claim	218,871
EUR	8,300,000	Glitnir Bank, Trade Claim	3,215,281
EUR	5,000,000	Glitnir Bank, Trade Claim	1,936,916
EUR	2,097,000	Glitnir Bank, Trade Claim	812,342
USD	3,756,130	Glitnir Bank, Trade Claim	1,089,278
USD	500,000	Glitnir Bank, Trade Claim	145,000
USD	58,300,000	Glitnir Bank, Trade Claim	16,907,000
USD	3,308,337	Glitnir Bank, Trade Claim	959,418
USD	310,000	Glitnir Bank, Trade Claim	89,900

		Total Trade Claims	37,813,536

		Total Iceland	37,813,536

		India — 0.0%
		Certificates of Deposit — 0.0%
INR	3,707,899	NTPC Ltd, 8.49%, due 03/25/25	745,491

		Mexico — 0.1%
		Foreign Government Obligations — 0.1%
EUR	12,500,000	United Mexican States, 4.00%, due 03/15/2115	13,930,356

		Puerto Rico — 0.1%
		Municipal Obligations — 0.1%
USD	1,410,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien),, 5.25%, due 07/01/42	912,975
USD	10,951,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien),, 6.00%, due 07/01/47	7,460,369
USD	22,057,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien),, 6.00%, due 07/01/38	15,109,265

A-8

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Shares		Description	Value ($)
		Municipal Obligations — (continued)
USD	8,582,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien),, 6.00%, due 07/01/44	5,857,215

		Total Municipal Obligations	29,339,824

		Total Puerto Rico	29,339,824

		United Kingdom — 0.2%
		Certificates of Deposit — 0.2%
GBP	4,137,057	TIG FINCO Plc, 144A, Variable Rate, 8.50%, due 03/02/20	6,636,148
GBP	21,554,343	TIG FINCO Plc, Reg. S, 8.75%, due 04/02/20	33,251,336

		Total Certificates of Deposit	39,887,484

		Total United Kingdom	39,887,484

		United States — 10.8%
		Asset-Backed Securities — 0.0%
USD	1,599,400	American Capital Strategies Ltd. Commercial Real Estate CDO Trust,, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.06%, due 11/23/52	1,599

		Bank Loans — 0.2%
USD	156,000	O.W. Bunker & Trading A/S, Term Loan B, 3.93%, due 01/08/17 (c)	110,760
USD	21,900,000	Level 3 Financing Inc., Incremental Term Loan, 4.50%, due 01/31/22	21,928,470
USD	27,599,959	Sears Holding Corporation, Term Loan, 5.50%, due 06/30/18	27,392,960

		Total Bank Loans	49,432,190

		Certificates of Deposit — 0.2%
EUR	41,228,000	Berkshire Hathaway, Inc., 1.63%, due 03/16/35	45,325,335
USD	6,184,000	Exxon Mobil Corp., 3.57%, due 03/06/45	6,256,509
USD	1,212,000	Weatherford International LLC, 6.80%, due 06/15/37	1,172,537
USD	3,030,000	Weatherford International Ltd., 6.50%, due 08/01/36	2,827,638
USD	606,000	Weatherford International Ltd., 6.75%, due 09/15/40	574,827
USD	6,061,000	Weatherford International Ltd., 7.00%, due 03/15/38	5,896,917

		Total Certificates of Deposit	62,053,763

Shares		Description	Value ($)
		Corporate Debt — 0.2%
USD	10,116,000	Microsoft Corp., 4.00%, due 02/12/55	9,591,283
USD	24,024,000	Apple, Inc., 3.45%, due 02/09/45	22,047,786

		Total Corporate Debt	31,639,069

		U.S. Government — 10.2%
USD	432,869,600	U.S. Treasury Bond, 3.13%, due 11/15/41	466,146,451
USD	95,678,400	U.S. Treasury Bond, 3.13%, due 02/15/42	102,884,132
USD	111,445,500	U.S. Treasury Bond, 2.75%, due 11/15/42	111,367,154
USD	84,885,100	U.S. Treasury Bond, 3.63%, due 02/15/44	99,952,205
USD	1,386,759,736	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15 (b) (d)	1,403,877,898
USD	17,182,900	U.S. Treasury Strip Principal, due 02/15/42	7,932,108
USD	28,065,900	U.S. Treasury Strip Principal, due 02/15/44	12,243,468
USD	1,505,500	U.S. Treasury Strip Principal, due 11/15/42	676,686
USD	120,412,800	U.S. Treasury Strip Principal, due 11/15/41	56,112,244

		Total U.S. Government	2,261,192,346

		Total United States	2,404,318,967

		TOTAL DEBT OBLIGATIONS (COST $2,612,438,051)	2,554,336,050

		MUTUAL FUNDS — 26.5%

		United States — 26.5%
		Affiliated Issuers — 26.5%
	97,196,668	GMO Alpha Only Fund, Class IV	2,235,523,377
	34,486,776	GMO Debt Opportunities Fund, Class VI	859,410,459
	103,885,051	GMO Emerging Country Debt Fund, Class IV	1,008,723,847
	33,297,708	GMO Special Opportunities Fund, Class VI	666,287,137
	32,385,446	GMO Systematic Global Macro Opportunity Fund, Class III	1,101,752,862

		TOTAL MUTUAL FUNDS (COST $5,846,144,453)	5,871,697,682

A-9

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Principal Amount/ Number of Contracts		Description	Value ($)
		OPTIONS PURCHASED (a) — 2.8%

		Currency Options — 0.9%
EUR	63,738,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	844,863
EUR	127,475,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	7,878,739
EUR	181,966,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	1,251,259
EUR	180,506,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	9,105,045
EUR	63,738,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	3,939,400
EUR	497,542,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-JPM)	8,296,175
EUR	352,638,000	EUR Put/USD Call, Expires 10/22/15, Strike 1.03, (OTC) (CP-JPM)	2,897,632
EUR	389,946,000	EUR Put/USD Call, Expires 07/29/15, Strike 1.05, (OTC) (CP-JPM)	2,090,738
EUR	596,649,000	EUR Put/USD Call, Expires 10/21/15, Strike 1.02, (OTC) (CP-JPM)	3,849,517
EUR	433,050,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-JPM)	5,431,414
EUR	180,438,000	EUR Call/USD Put, Expires 05/04/15, Strike 1.14, (OTC) (CP-GS)	74,356
EUR	842,766,000	EUR Call/USD Put, Expires 07/21/15, Strike 1.16, (OTC) (CP-DB)	6,932,592
EUR	354,532,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	3,162,397
EUR	177,266,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	4,206,378
EUR	177,266,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	13,354,200
EUR	124,385,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	415,924
EUR	355,387,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	2,690,370

Principal Amount/ Number of Contracts		Description	Value ($)
		Currency Options — (continued)
EUR	53,308,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.01, (OTC) (CP-JPM)	25,379
EUR	124,385,000	EUR Call/USD Put, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	7,951,028
EUR	18,158,000	EUR Put/USD Call, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	5,861,754
EUR	173,309,000	EUR Put/USD Call, Expires 10/28/15, Strike 1.07, (OTC) (CP-JPM)	2,406,618
EUR	127,475,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	1,689,712
EUR	181,966,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	8,014,472
EUR	286,277,000	EUR Put/USD Call, Expires 10/29/15, Strike 1.07, (OTC) (CP-JPM)	3,994,932
EUR	180,506,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	970,640
EUR	55,180,000	EUR Put/USD Call, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	1,556,097
EUR	55,180,000	EUR Call/USD Put, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	3,631,532
EUR	55,768,000	EUR Put/USD Call, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	1,821,527
EUR	55,768,000	EUR Call/USD Put, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	3,177,919
EUR	130,699,000	EUR Call/USD Put, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	7,422,592
EUR	130,699,000	EUR Put/USD Call, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	4,282,762
EUR	26,943,000	EUR Call/USD Put, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	323,797
EUR	26,943,000	EUR Put/USD Call, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	1,134,909
EUR	18,236,000	EUR Put/USD Call, One Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	5,886,933
EUR	12,898,000	EUR Put/USD Call, One Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	4,163,724

A-10

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Principal Amount/ Number of Contracts		Description	Value ($)
		Currency Options — (continued)
EUR	5,528,000	EUR Put/USD Call, One Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	1,784,545
EUR	18,303,000	EUR Put/USD Call, One Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	5,908,562
EUR	105,792,000	EUR Call/USD Put, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	1,047,596
EUR	105,792,000	EUR Put/USD Call, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	4,574,428
GBP	190,900,000	GBP Call/USD Put, Expires 11/16/15, Strike 1.56, (OTC) (CP-GS)	5,329,069
GBP	24,563,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	635,014
GBP	24,563,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	922,810
GBP	49,126,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	1,328,470
GBP	49,126,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	1,786,198
GBP	221,507,000	GBP Put/USD Call, Expires 07/09/15, Strike 1.43, (OTC) (CP-JPM)	773,190
USD	100,004,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	4,248,970
USD	83,953,000	USD Put/BRL Call, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	9,677,010
USD	83,953,000	USD Call/BRL Put, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	3,523,927
USD	33,581,333	USD Call/BRL Put, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	1,426,703
USD	83,953,000	USD Put/CHF Call, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	4,114,201
USD	33,581,333	USD Put/BRL Call, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	3,817,257
USD	165,695,000	USD Put/JPY Call, Expires 05/22/15, Strike 119.57, (OTC) (CP-JPM)	1,459,773
USD	83,953,000	USD Call/CHF Put, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	384,421

Principal Amount/ Number of Contracts		Description	Value ($)
		Currency Options — (continued)
USD	51,243,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	2,495,380
USD	165,695,000	USD Call/JPY Put, Expires 05/22/15, Strike 119.57, (OTC) (CP-JPM)	1,201,620
USD	51,243,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	1,629,066
USD	51,331,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	2,645,754
USD	51,331,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	1,544,293
USD	83,337,000	USD Put/JPY Call, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	763,117
USD	83,337,000	USD Call/JPY Put, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	800,785

		Total Currency Options	204,559,485

		Equity Options — 0.0%
	2,937	Royal Dutch Shell Plc Put, Expires 10/16/15, Strike 60.00	675,510
	1,500	Royal Dutch Shell Plc Put, Expires 10/16/15, Strike 57.50	52,500

		Total Equity Options	728,010

		Options on Interest Rate Swaps — 1.5%
EUR	685,987,000	EUR Swaption Put, Expires 03/06/18, Strike 2.05, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 685,987,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	24,708,414
GBP	169,879,500	GBP Swaption Put, Expires 03/23/16, Strike 1.97, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 169,879,500 GBP in which it will pay a rate of 1.97% and will receive 6 month GBP LIBOR, maturing on 03/23/46. (OTC) (CP-GS)	28,041,881
GBP	169,879,500	GBP Swaption Call, Expires 03/23/16, Strike 1.97, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 169,879,500 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 1.97%, maturing on 03/23/46. (OTC) (CP-GS)	11,683,835

A-11

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Principal Amount/ Number of Contracts		Description	Value ($)
		Options on Interest Rate Swaps — (continued)
USD	42,470,000	USD Swaption Call, Expires 09/23/15, Strike 2.39, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 42,470,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.39%, maturing on 09/25/45. (OTC) (CP-JPM)	1,260,042
USD	42,470,000	USD Swaption Put, Expires 09/23/15, Strike 2.39, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 42,470,000 USD in which it will pay a rate of 2.39% and will receive 3 month USD LIBOR, maturing on 09/25/45. (OTC) (CP-JPM)	2,957,271
USD	167,906,000	USD Swaption Put, Expires 09/21/15, Strike 2.15, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 167,906,000 USD in which it will pay a rate of 2.15% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	3,825,738
USD	167,906,000	USD Swaption Call, Expires 09/21/15, Strike 2.15, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 167,906,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	2,624,707
USD	167,906,000	USD Swaption Put, Expires 09/21/15, Strike 2.15, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 167,906,000 USD in which it will pay a rate of 2.15% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	3,847,566
USD	167,906,000	USD Swaption Call, Expires 09/21/15, Strike 2.15, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 167,906,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	2,608,084

Principal Amount/ Number of Contracts		Description	Value ($)
		Options on Interest Rate Swaps — (continued)
USD	83,953,000	USD Swaption Put, Expires 09/21/15, Strike 2.40, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,953,000 USD in which it will pay a rate of 2.40% and will receive 3 month USD LIBOR, maturing on 09/23/45. (OTC) (CP-JPM)	5,607,977
USD	83,953,000	USD Swaption Call, Expires 09/21/15, Strike 2.40, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,953,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.40%, maturing on 09/23/45. (OTC) (CP-JPM)	2,582,982
USD	84,488,000	USD Swaption Call, Expires 09/21/15, Strike 2.17, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 84,488,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.17%, maturing on 09/23/25. (OTC) (CP-JPM)	1,389,405
USD	84,488,000	USD Swaption Put, Expires 09/21/15, Strike 2.17, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 84,488,000 USD in which it will pay a rate of 2.17% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	1,838,797
EUR	361,314,000	EUR Swaption Put, Expires 02/22/16, Strike 1.56, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 361,314,000 EUR in which it will pay a rate of 1.56% and will receive 6 month EURIBOR, maturing on 02/24/46. (OTC) (CP-GS)	13,415,733
EUR	89,713,000	EUR Swaption Put, Expires 03/19/18, Strike 1.70, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 89,713,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	4,425,053

A-12

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Principal Amount/ Number of Contracts		Description	Value ($)
		Options on Interest Rate Swaps — (continued)
GBP	76,805,000	GBP Swaption Put, Expires 04/10/17, Strike 2.58, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 76,805,000 GBP in which it will pay a rate of 2.58% and will receive 6 month GBP LIBOR, maturing on 04/12/47. (OTC) (CP-GS)	3,864,501
GBP	163,153,000	GBP Swaption Put, Expires 02/17/17, Strike 2.81, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 163,153,000 GBP in which it will pay a rate of 2.81% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-GS)	5,962,721
GBP	160,476,000	GBP Swaption Put, Expires 05/19/17, Strike 2.91, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 160,476,000 GBP in which it will pay a rate of 2.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	5,404,000
GBP	156,652,000	GBP Swaption Put, Expires 03/20/17, Strike 2.89, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 156,652,000 GBP in which it will pay a rate of 2.89% and will receive 6 month GBP LIBOR, maturing on 03/22/47. (OTC) (CP-GS)	5,185,055
EUR	179,385,000	EUR Swaption Put, Expires 03/16/18, Strike 1.70, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,385,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	8,832,978
EUR	145,544,000	EUR Swaption Put, Expires 11/20/15, Strike 1.28, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 145,544,000 EUR in which it will pay a rate of 1.28% and will receive 6 month EURIBOR, maturing on 11/24/25. (OTC) (CP-MSCI)	6,064,340

Principal Amount/ Number of Contracts		Description	Value ($)
		Options on Interest Rate Swaps — (continued)
EUR	71,404,000	EUR Swaption Put, Expires 07/13/15, Strike 0.98, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 71,404,000 EUR in which it will pay a rate of 0.98% and will receive 6 month EURIBOR, maturing on 07/15/45. (OTC) (CP-GS)	3,398,740
EUR	71,404,000	EUR Swaption Call, Expires 07/13/15, Strike 0.98, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 71,404,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.98%, maturing on 07/15/45. (OTC) (CP-GS)	2,467,335
GBP	33,061,000	GBP Swaption Call, Expires 03/11/16, Strike 2.34, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.34%, maturing on 03/11/46. (OTC) (CP-MSCI)	4,106,629
GBP	33,061,000	GBP Swaption Put, Expires 03/11/16, Strike 2.34, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.34% and will receive 6 month GBP LIBOR, maturing on 03/13/27. (OTC) (CP-MSCI)	3,001,882
GBP	33,061,000	GBP Swaption Call, Expires 03/13/17, Strike 2.39, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.39%, maturing on 03/13/47. (OTC) (CP-MSCI)	5,637,410
GBP	33,061,000	GBP Swaption Put, Expires 03/13/17, Strike 2.39, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.39% and will receive 6 month GBP LIBOR, maturing on 03/13/47. (OTC) (CP-MSCI)	4,561,489
GBP	33,061,000	GBP Swaption Put, Expires 06/24/15, Strike 2.30, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.30% and will receive 6 month GBP LIBOR, maturing on 06/24/45. (OTC) (CP-MSCI)	1,010,101

A-13

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Principal Amount/ Number of Contracts		Description	Value ($)
		Options on Interest Rate Swaps — (continued)
GBP	33,061,000	GBP Swaption Call, Expires 06/24/15, Strike 2.30, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.30%, maturing on 06/24/45. (OTC) (CP-MSCI)	2,099,369
USD	322,570,500	USD Swaption Put, Expires 03/11/16, Strike 2.75, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 322,570,500 USD in which it will pay a rate of 2.75% and will receive 3 month USD LIBOR, maturing on 03/17/46. (OTC) (CP-GS)	9,697,760
USD	322,570,500	USD Swaption Call, Expires 03/11/16, Strike 2.75, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 322,570,500 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.75%, maturing on 03/17/46. (OTC) (CP-GS)	8,735,854
EUR	364,398,000	EUR Swaption Put, Expires 03/12/18, Strike 1.83, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 364,398,000 EUR in which it will pay a rate of 1.83% and will receive 6 month EURIBOR, maturing on 03/14/48. (OTC) (CP-MSCI)	15,913,216
EUR	192,344,000	EUR Swaption Put, Expires 09/01/16, Strike 2.05, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 192,344,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 09/05/46. (OTC) (CP-GS)	3,541,101
EUR	225,263,000	EUR Swaption Put, Expires 09/01/16, Strike 1.95, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 225,263,000 EUR in which it will pay a rate of 1.95% and will receive 6 month EURIBOR, maturing on 09/05/46. (OTC) (CP-GS)	4,869,787

Principal Amount/ Number of Contracts		Description	Value ($)
		Options on Interest Rate Swaps — (continued)
GBP	83,484,000	GBP Swaption Put, Expires 02/09/17, Strike 2.61, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,484,000 GBP in which it will pay a rate of 2.61% and will receive 6 month GBP LIBOR, maturing on 02/09/47. (OTC) (CP-MSCI)	3,934,781
GBP	100,233,000	GBP Swaption Put, Expires 08/10/17, Strike 2.68, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 100,233,000 GBP in which it will pay a rate of 2.68% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	4,816,820
GBP	66,822,000	GBP Swaption Put, Expires 08/10/17, Strike 3.00, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 66,822,000 GBP in which it will pay a rate of 3.00% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	3,216,239
EUR	207,860,000	EUR Swaption Put, Expires 06/01/16, Strike 1.93, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 207,860,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	3,767,705
EUR	204,410,000	EUR Swaption Put, Expires 12/16/16, Strike 1.93, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 204,410,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 12/22/46. (OTC) (CP-GS)	5,403,401
EUR	206,122,000	EUR Swaption Put, Expires 02/01/17, Strike 2.03, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 206,122,000 EUR in which it will pay a rate of 2.03% and will receive 6 month EURIBOR, maturing on 02/03/47. (OTC) (CP-GS)	5,125,792

A-14

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Principal Amount/ Number of Contracts		Description	Value ($)
		Options on Interest Rate Swaps — (continued)
EUR	208,280,000	EUR Swaption Put, Expires 07/07/16, Strike 1.99, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 208,280,000 EUR in which it will pay a rate of 1.99% and will receive 6 month EURIBOR, maturing on 07/11/46. (OTC) (CP-GS)	3,725,738
EUR	156,435,000	EUR Swaption Put, Expires 03/01/17, Strike 1.88, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 156,435,000 EUR in which it will pay a rate of 1.88% and will receive 6 month EURIBOR, maturing on 03/03/47. (OTC) (CP-GS)	4,972,034
GBP	66,553,000	GBP Swaption Put, Expires 05/12/17, Strike 2.81, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 66,553,000 GBP in which it will pay a rate of 2.81% and will receive 6 month GBP LIBOR, maturing on 05/12/47. (OTC) (CP-MSCI)	3,833,101
EUR	83,898,000	EUR Swaption Put, Expires 10/13/16, Strike 1.90, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,898,000 EUR in which it will pay a rate of 1.90% and will receive 6 month EURIBOR, maturing on 10/17/46. (OTC) (CP-GS)	2,093,326
EUR	278,174,000	EUR Swaption Put, Expires 05/22/17, Strike 1.85, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 278,174,000 EUR in which it will pay a rate of 1.85% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-GS)	9,773,983
GBP	65,613,000	GBP Swaption Put, Expires 02/17/17, Strike 2.95, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 65,613,000 GBP in which it will pay a rate of 2.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	2,931,236

Principal Amount/ Number of Contracts		Description	Value ($)
		Options on Interest Rate Swaps — (continued)
EUR	260,086,000	EUR Swaption Put, Expires 07/24/17, Strike 1.80, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 260,086,000 EUR in which it will pay a rate of 1.80% and will receive 6 month EURIBOR, maturing on 07/26/47. (OTC) (CP-GS)	10,058,065
EUR	179,430,000	EUR Swaption Put, Expires 08/18/17, Strike 2.05, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 08/23/47. (OTC) (CP-MSCI)	8,044,614
EUR	179,430,000	EUR Swaption Put, Expires 02/18/17, Strike 2.05, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 02/22/47. (OTC) (CP-MSCI)	6,325,042
EUR	179,430,000	EUR Swaption Put, Expires 11/18/17, Strike 2.05, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 11/22/47. (OTC) (CP-MSCI)	8,522,306
EUR	179,430,000	EUR Swaption Put, Expires 05/18/17, Strike 2.05, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	7,494,995
EUR	73,602,000	EUR Swaption Call, Expires 11/24/15, Strike 1.31, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 73,602,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 1.31%, maturing on 11/26/45. (OTC) (CP-MSCI)	8,881,502

A-15

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Principal Amount/ Number of Contracts		Description	Value ($)
		Options on Interest Rate Swaps — (continued)
EUR	73,602,000	EUR Swaption Put, Expires 11/24/15, Strike 1.31, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 73,602,000 EUR in which it will pay a rate of 1.31% and will receive 6 month EURIBOR, maturing on 11/26/45. (OTC) (CP-MSCI)	2,967,663
GBP	149,901,000	GBP Swaption Put, Expires 01/27/17, Strike 2.53, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 149,901,000 GBP in which it will pay a rate of 2.53% and will receive 6 month GBP LIBOR, maturing on 01/27/47. (OTC) (CP-GS)	7,777,541

		Total Options on Interest Rate Swaps	328,837,637

		Quanto Options — 0.4%
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/17/20, Strike 3,000 (c)	2,089,990
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/30/19, Strike 3,000 (c)	2,048,325
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 12/06/19, Strike 3,000 (c)	2,075,702
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/23/19, Strike 3,000 (c)	2,045,330
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 07/26/19, Strike 3,000 (c)	2,037,914
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/31/20, Strike 3,000 (c)	2,090,008
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 09/13/19, Strike 3,000 (c)	2,055,685
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 09/06/19, Strike 3,000 (c)	2,051,939
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 03/06/20, Strike 3,000 (c)	2,102,527
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 03/20/20, Strike 3,000 (c)	2,109,581
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/09/19, Strike 3,000 (c)	2,042,431
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/09/20, Strike 3,000 (c)	2,109,369
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/10/20, Strike 3,000 (c)	2,087,648
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/30/20, Strike 3,000 (c)	2,090,066
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 03/13/20, Strike 3,000 (c)	2,106,229
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 07/19/19, Strike 3,000 (c)	2,034,446
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 03/27/20, Strike 3,000 (c)	2,109,478

Principal Amount/ Number of Contracts	Description	Value ($)
	Quanto Options — (continued)
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/15/19, Strike 3,000 (c)	2,068,144
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 05/08/20, Strike 3,000 (c)	2,061,102
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 10/25/19, Strike 3,000 (c)	2,068,281
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 09/20/19, Strike 3,000 (c)	2,059,078
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/08/19, Strike 3,000 (c)	2,068,765
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 10/04/19, Strike 3,000 (c)	2,061,172
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 12/27/19, Strike 3,000 (c)	2,082,663
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 05/15/20, Strike 3,000 (c)	2,055,595
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 02/07/20, Strike 3,000 (c)	2,091,857
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/24/20, Strike 3,000 (c)	2,110,317
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/16/19, Strike 3,000 (c)	2,044,415
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 12/13/19, Strike 3,000 (c)	2,078,329
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/03/20, Strike 3,000 (c)	2,112,251
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 10/11/19, Strike 3,000 (c)	2,061,919
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 02/21/20, Strike 3,000 (c)	2,096,815
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 02/28/20, Strike 3,000 (c)	2,099,408
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 10/18/19, Strike 3,000 (c)	2,064,984
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/29/19, Strike 3,000 (c)	2,073,976
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/22/19, Strike 3,000 (c)	2,071,770
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/24/20, Strike 3,000 (c)	2,087,028
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 02/14/20, Strike 3,000 (c)	2,093,658
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/03/20, Strike 3,000 (c)	2,085,085
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 09/27/19, Strike 3,000 (c)	2,057,803
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/01/19, Strike 3,000 (c)	2,071,491
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/17/20, Strike 3,000 (c)	2,110,001
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/02/19, Strike 3,000 (c)	2,041,189

A-16

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Principal Amount/ Number of Contracts	Description	Value ($)
	Quanto Options — (continued)
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 12/20/19, Strike 3,000 (c)	2,082,056

	Total Quanto Options	91,345,820

	TOTAL OPTIONS PURCHASED (COST $720,923,230)	625,470,952

Shares/ Par Value ($)
	SHORT-TERM INVESTMENTS (a) — 15.5%

	Money Market Funds — 0.0%
11,028,646	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (e)	11,028,646

	U.S. Government — 15.5%
266,000,000	U.S. Treasury Bill, 0.05%, due 10/29/15 (f)	265,933,234
101,000,000	U.S. Treasury Bill, 0.01%, due 07/30/15 (f)	100,998,081
64,500,000	U.S. Treasury Bill, 0.00%, due 06/25/15 (b) (f) (g)	64,500,000
130,000,000	U.S. Treasury Bill, 0.02%, due 09/17/15 (b) (f)	129,991,160
20,000,000	U.S. Treasury Bill, 0.04%, due 10/15/15 (f)	19,996,520
40,000,000	U.S. Treasury Bill, 0.08%, due 12/10/15 (f)	39,980,160
131,400,000	U.S. Treasury Bill, 0.13%, due 01/07/16 (f)	131,283,185
185,000,000	U.S. Treasury Bill, 0.01%, due 08/06/15 (f)	184,996,300
90,000,000	U.S. Treasury Bill, 0.02%, due 09/10/15 (f)	89,992,530
109,900,000	U.S. Treasury Bill, 0.01%, due 08/27/15 (b) (f)	109,887,541
160,000,000	U.S. Treasury Bill, 0.03%, due 10/01/15 (f)	159,983,040
132,000,000	U.S. Treasury Bill, 0.03%, due 09/24/15 (f)	131,983,896
177,800,000	U.S. Treasury Bill, 0.04%, due 10/08/15 (f)	177,772,263
137,800,000	U.S. Treasury Bill, 0.02%, due 10/22/15 (f)	137,786,634
25,650,000	U.S. Treasury Bill, 0.01%, due 05/07/15 (f)	25,649,974
168,000,000	U.S. Treasury Bill, 0.05%, due 07/23/15 (f)	167,997,144
30,000,000	U.S. Treasury Bill, 0.01%, due 08/20/15 (f)	29,999,310

Shares/ Par Value ($)	Description	Value ($)
	U.S. Government — (continued)
51,221,000	U.S. Treasury Bill, 0.01%, due 05/14/15 (f)	51,220,898
111,770,000	U.S. Treasury Bill, 0.01%, due 06/11/15 (f)	111,769,329
167,000,000	U.S. Treasury Bill, 0.00%, due 07/09/15 (f) (g)	167,000,000
150,000,000	U.S. Treasury Bill, 0.01%, due 08/13/15 (f)	149,996,700
155,000,000	U.S. Treasury Note, 0.25%, due 09/30/15	155,096,875
16,700,000	U.S. Treasury Note, 1.25%, due 08/31/15	16,766,533
100,000,000	U.S. Treasury Note, 1.25%, due 09/30/15	100,484,400
75,000,000	U.S. Treasury Note, 0.25%, due 10/15/15	75,058,575
205,000,000	U.S. Treasury Note, 1.75%, due 07/31/15	205,848,905
50,000,000	U.S. Treasury Note, 0.25%, due 07/31/15	50,019,550
100,000,000	U.S. Treasury Note, 0.38%, due 06/30/15	100,054,700
85,000,000	U.S. Treasury Note, 0.25%, due 09/15/15	85,066,385
100,000,000	U.S. Treasury Note, 0.38%, due 08/31/15	100,101,600
10,000,000	U.S. Treasury Note, 0.25%, due 10/31/15	10,007,810
30,000,000	U.S. Treasury Note, 1.88%, due 06/30/15	30,089,070
60,000,000	U.S. Treasury Note, 0.38%, due 06/30/15	60,032,968

	Total U.S. Government	3,437,345,270

	TOTAL SHORT-TERM INVESTMENTS (COST $3,447,941,940)	3,448,373,916

	TOTAL INVESTMENTS — 101.7% (Cost $22,249,088,659)	22,562,605,825

	SECURITIES SOLD SHORT (a) — (1.8)%

	COMMON STOCKS — (1.8)%
	Canada — (0.2)%
(675,291)	Royal Bank of Canada	(44,893,346)

	Finland — (0.0)%
(138,100)	Nokia OYJ Sponsored ADR	(908,698)

	Netherlands — (0.1)%
(266,716)	NXP Semiconductors NV	(25,636,742)

A-17

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Shares/ Par Value ($)	Description	Value ($)
	United Kingdom — (0.2)%
(1,056,066)	Royal Dutch Shell Plc-Class B	(33,810,786)
(574,655)	Telecity Group Plc	(7,794,874)

	Total United Kingdom	(41,605,660)

	United States — (1.3)%
(144)	Alliance Data Systems Corp.	(42,813)
(252,800)	ARRIS Group, Inc.	(8,513,040)
(1,000,932)	AT&T, Inc.	(34,672,284)
(367,600)	Ball Corp.	(26,985,516)
(91,900)	BB&T Corp.	(3,518,851)
(1,894)	Endo International Plc	(159,219)
(1,193,495)	Halliburton Co.	(58,421,580)
(625,736)	M&T Bank Corp.	(74,881,827)
(335,813)	Reynolds American, Inc.	(24,615,093)
(1,122,184)	Staples, Inc.	(18,314,043)
(165,948)	STERIS Corp.	(11,035,542)
(470,635)	XL Group Plc	(17,451,146)

	Total United States	(278,610,954)

	TOTAL COMMON STOCKS (PROCEEDS $374,842,544)	(391,655,400)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $374,842,544)	(391,655,400)

	Other Assets and Liabilities (net) — 0.1%	4,089,691

	TOTAL NET ASSETS — 100.0%	$22,175,040,116

A summary of outstanding financial instruments at April 30, 2015 is as follows:

Forward Currency Contracts (a)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
05/05/2015	BCLY	BRL	555,608,300	USD	186,185,046	$1,778,303
05/05/2015	GS	BRL	704,292,900	USD	232,756,740	(998,516)
06/16/2015	MSCI	CAD	120,651	USD	100,000	62
06/16/2015	SSB	CAD	241,048	USD	197,000	(2,666)
06/26/2015	GS	CHF	23,718,878	USD	24,095,904	(1,376,194)
02/17/2016	GS	CHF	481,747,347	USD	522,955,862	(55,535)
03/03/2016	GS	CHF	46,312,800	USD	47,335,241	(2,983,200)
05/06/2015	GS	EUR	139,134,000	USD	147,353,736	(8,874,847)
06/22/2015	BOA	EUR	72,413,335	USD	78,037,391	(3,322,763)
06/22/2015	DB	EUR	9,978,462	USD	10,760,773	(450,548)
06/22/2015	GS	EUR	9,978,963	USD	10,750,506	(461,378)
06/22/2015	JPM	EUR	9,977,464	USD	10,741,937	(468,264)
06/22/2015	MSCI	EUR	6,995,072	USD	7,844,086	(15,242)
06/22/2015	SSB	EUR	1,219,402	USD	1,319,000	(51,061)
07/23/2015	DB	EUR	467,033,000	USD	490,057,727	(34,902,232)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
07/31/2015	GS	EUR	193,263,000	USD	219,662,726	$2,404,220
07/31/2015	JPM	EUR	246,062,080	USD	276,570,282	(42,830)
10/23/2015	JPM	EUR	1,048,699,000	USD	1,130,898,660	(49,603,123)
10/26/2015	JPM	EUR	278,232,000	USD	307,757,807	(5,458,258)
10/30/2015	JPM	EUR	143,146,000	USD	164,156,970	3,001,748
11/02/2015	JPM	EUR	131,167,000	USD	149,357,240	1,680,902
11/16/2015	JPM	EUR	782,830,000	USD	903,150,971	21,533,150
02/08/2016	GS	EUR	120,893,000	USD	130,774,466	(5,629,989)
02/09/2016	DB	EUR	52,091,000	USD	56,388,508	(2,387,840)
02/17/2016	GS	EUR	50,864,000	USD	55,039,934	(2,365,159)
03/14/2016	GS	EUR	188,711,000	USD	201,552,784	(11,585,938)
03/14/2016	JPM	EUR	162,767,000	USD	176,662,419	(7,173,978)
03/16/2016	JPM	EUR	159,539,000	USD	170,707,527	(9,493,405)
03/27/2017	DB	EUR	7,250,000	USD	7,953,250	(359,161)
11/07/2017	GS	EUR	193,938,000	USD	212,934,227	(12,158,362)
12/22/2017	JPM	EUR	55,095,000	USD	60,857,937	(3,252,844)
05/26/2015	BCLY	GBP	10,924,954	USD	16,445,311	(321,912)
05/26/2015	BOA	GBP	110,978,421	USD	164,166,474	(6,159,176)
05/26/2015	GS	GBP	5,132,522	USD	7,601,699	(275,509)
05/26/2015	MSCI	GBP	16,166,406	USD	24,003,161	(808,451)
07/09/2015	GS	GBP	47,560,000	USD	69,624,511	(3,347,202)
07/13/2015	GS	GBP	26,666,308	USD	39,626,134	(1,287,107)
07/13/2015	JPM	GBP	53,364,000	USD	80,324,293	(1,550,341)
11/18/2015	GS	GBP	203,049,000	USD	296,959,163	(14,356,767)
12/18/2015	GS	GBP	100,647,000	USD	147,206,302	(7,091,504)
05/14/2015	BCLY	INR	7,744,546,000	USD	122,997,798	1,312,510
06/26/2015	GS	JPY	19,104,423,000	USD	159,634,938	(458,404)
05/14/2015	BCLY	KRW	374,928,141,000	USD	343,920,288	(5,757,737)
06/11/2015	BOA	SEK	398,895,323	USD	46,227,991	(1,673,689)
06/11/2015	DB	SEK	398,835,490	USD	46,193,594	(1,700,901)
06/11/2015	GS	SEK	398,895,322	USD	46,214,494	(1,687,186)
05/05/2015	BCLY	USD	178,684,149	BRL	555,608,300	5,722,595
05/05/2015	GS	USD	226,334,203	BRL	704,292,900	7,421,053
05/06/2015	GS	USD	148,585,505	EUR	139,134,000	7,643,079
05/14/2015	BCLY	USD	389,798,448	INR	24,361,985,000	(7,013,566)
05/14/2015	BCLY	USD	257,141,719	KRW	286,030,803,000	9,625,899
05/26/2015	BOA	USD	65,852,796	GBP	44,959,000	3,148,644
05/26/2015	MSCI	USD	20,363,000	GBP	13,625,616	549,101
06/02/2015	BCLY	USD	50,217,044	BRL	146,756,800	(1,986,798)
06/02/2015	GS	USD	50,181,843	BRL	146,756,800	(1,951,597)
06/22/2015	BOA	USD	12,005,018	EUR	10,966,943	316,914
06/22/2015	DB	USD	4,241,939	EUR	3,923,480	166,295
06/22/2015	GS	USD	47,696,743	EUR	44,151,835	1,910,144
06/22/2015	JPM	USD	2,253,926	EUR	2,093,520	98,253
06/22/2015	MSCI	USD	10,517,960	EUR	9,780,555	471,004
06/23/2015	JPM	USD	26,267,624	EUR	24,877,000	1,683,350
06/26/2015	GS	USD	24,102,624	CHF	23,718,877	1,369,473
06/26/2015	GS	USD	159,705,167	JPY	19,112,827,638	458,606
07/13/2015	JPM	USD	154,189,877	GBP	102,526,000	3,112,400
07/23/2015	DB	USD	188,728,830	EUR	174,774,000	7,722,709
07/23/2015	JPM	USD	103,714,117	EUR	97,494,000	5,872,242
07/31/2015	GS	USD	200,411,082	EUR	188,711,000	11,730,248
07/31/2015	JPM	USD	275,403,410	EUR	246,062,080	1,209,702
10/23/2015	JPM	USD	1,159,724,365	EUR	1,059,248,000	32,652,239
10/26/2015	JPM	USD	276,187,126	EUR	243,012,000	(2,619,519)
10/30/2015	JPM	USD	159,128,428	EUR	143,146,000	2,026,795
11/02/2015	JPM	USD	149,086,249	EUR	131,167,000	(1,409,911)

A-18

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
11/16/2015	JPM	USD	800,463,703	EUR	745,571,000	$39,193,286
11/18/2015	GS	USD	300,607,107	GBP	203,049,000	10,708,822
12/18/2015	GS	USD	199,843,210	GBP	135,145,000	7,342,070
02/08/2016	GS	USD	128,690,599	EUR	120,893,000	7,713,856
02/09/2016	DB	USD	4,271,717	EUR	3,952,000	187,482
02/17/2016	GS	USD	96,631,971	CHF	91,352,000	2,544,781
03/14/2016	GS	USD	201,307,459	EUR	188,711,000	11,831,263
03/14/2016	JPM	USD	172,728,340	EUR	162,767,000	11,108,057
03/16/2016	JPM	USD	171,129,508	EUR	159,539,000	9,071,424
03/24/2016	JPM	USD	3,492,459	BRL	12,468,077	256,986
11/07/2017	GS	USD	214,049,371	EUR	193,938,000	11,043,218
12/22/2017	JPM	USD	61,316,438	EUR	55,095,000	2,794,343

						$25,486,618

Futures Contracts (a)

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
5,704	U.S. Ultra Bond	June 2015	$938,308,000	$(14,430,379)

+ Buys – Fund is long the futures contract.

   Sales – Fund is short the futures contract.

Written Options (a)

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	18,303,000	03/31/2016	EUR Call/USD Put, One Touch Binary Option, Strike 1.19 (OTC) (CP-JPM)	$2,946,531	$(7,295,790)
Call	EUR	5,528,000	02/29/2016	EUR Call/USD Put, One Touch Binary Option, Strike 1.19 (OTC) (CP-JPM)	773,566	(2,017,312)
Call	EUR	12,898,000	02/29/2016	EUR Call/USD Put, One Touch Binary Option, Strike 1.19 (OTC) (CP-JPM)	1,867,373	(4,851,643)
Call	EUR	18,236,000	02/24/2016	EUR Call/USD Put, One Touch Binary Option, Strike 1.21 (OTC) (CP-DB)	6,205,803	(5,016,691)
Call	EUR	53,308,000	06/19/2015	EUR Call/USD Put, Strike 1.10 (OTC) (CP-JPM)	475,441	(1,817,315)
Call	EUR	355,387,000	03/10/2016	EUR Call/USD Put, Strike 1.14 (OTC) (CP-JPM)	5,396,838	(12,459,022)
Call	EUR	354,532,000	03/14/2016	EUR Call/USD Put, Strike 1.15 (OTC) (CP-JPM)	5,113,558	(10,868,550)
Call	EUR	18,158,000	06/03/2016	EUR Call/USD Put, Strike 1.18 (OTC) (CP-JPM)	3,705,828	(8,257,427)
Call	EUR	221,507,000	07/09/2015	GBP Call/USD Put, Strike 1.57 (OTC) (CP-JPM)	2,917,540	(2,632,722)

					$29,402,478	$(55,216,472)

A-19

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Written Options on Interest Rate Swaps

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	685,987,000	03/06/2018	EUR Swaption Call, Expires 03/06/2018, Strike 1.05, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 685,987,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-MSCI)	$22,849,884	$(49,661,000)
Call	EUR	364,398,000	03/12/2018	EUR Swaption Call, Expires 03/12/2018, Strike 0.83, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 364,398,000 EUR in which it will pay a rate of 0.83% and will receive 6 month EURIBOR, maturing on 03/14/48. (OTC) (CP-MSCI)	13,610,255	(20,892,336)
Call	EUR	89,715,000	05/18/2017	EUR Swaption Call, Expires 05/18/2017, Strike 1.05, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 89,715,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	2,905,822	(7,211,321)
Call	EUR	207,860,000	06/01/2016	EUR Swaption Call, Expires 06/01/2016, Strike 0.93, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 207,860,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	6,140,348	(8,114,931)
Call	EUR	208,280,000	07/07/2016	EUR Swaption Call, Expires 07/07/2016, Strike 0.99, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 208,280,000 EUR in which it will pay a rate of 0.99% and will receive 6 month EURIBOR, maturing on 07/11/46. (OTC) (CP-GS)	5,558,025	(9,237,753)
Call	EUR	107,106,000	07/13/2015	EUR Swaption Call, Expires 07/13/2015, Strike 0.64, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 107,106,000 EUR in which it will pay a rate of 0.64% and will receive 6 month EURIBOR, maturing on 07/15/25. (OTC) (CP-MSCI)	1,399,017	(991,336)
Call	EUR	225,263,000	09/01/2016	EUR Swaption Call, Expires 09/01/2016, Strike 0.95, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 225,263,000 EUR in which it will pay a rate of 0.95% and will receive 6 month EURIBOR, maturing on 09/05/46. (OTC) (CP-GS)	3,990,968	(10,141,237)
Call	EUR	179,430,000	08/18/2017	EUR Swaption Call, Expires 08/18/2017, Strike 1.05, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 08/23/47. (OTC) (CP-MSCI)	6,687,915	(15,207,179)
Call	EUR	179,430,000	11/18/2017	EUR Swaption Call, Expires 11/18/2017, Strike 1.05, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 11/22/47. (OTC) (CP-MSCI)	7,035,604	(15,936,914)
Call	EUR	133,882,500	12/14/2015	EUR Swaption Call, Expires 12/14/2015, Strike 0.69, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 133,882,500 EUR in which it will pay a 6 month EURIBOR and will receive a rate 0.69%, maturing on 12/16/25. (OTC) (CP-MSCI)	2,772,442	(2,781,856)

A-20

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	204,410,000	12/16/2016	EUR Swaption Call, Expires 12/16/2016, Strike 0.93, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 204,410,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 12/22/46. (OTC) (CP-GS)	$5,328,028	$(9,964,457)
Put	EUR	107,106,000	07/13/2015	EUR Swaption Put, Expires 07/13/2015, Strike 0.64, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 107,106,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.64%, maturing on 07/15/25. (OTC) (CP-MSCI)	1,399,017	(1,409,614)
Put	EUR	145,544,000	11/20/2015	EUR Swaption Put, Expires 11/20/2015, Strike 0.81, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 145,544,000 EUR in which it will pay a rate of 0.81% and will receive a 6 month EURIBOR, maturing on 11/24/25. (OTC) (CP-MSCI)	2,077,725	(2,526,863)
Put	EUR	133,882,500	12/14/2015	EUR Swaption Put, Expires 12/14/2015, Strike 0.69, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 133,882,500 EUR in which it will pay a rate of 0.69% and will receive a 6 month EURIBOR, maturing on 12/16/25. (OTC) (CP-MSCI)	2,772,442	(3,332,815)
Call	GBP	149,901,000	01/27/2017	GBP Swaption Call, Expires 01/27/2017, Strike 1.53, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 149,901,000 GBP in which it will pay a rate of 1.53% and will receive 6 month GBP LIBOR, maturing on 01/27/47. (OTC) (CP-GS)	6,633,501	(4,126,577)
Call	GBP	83,484,000	02/09/2017	GBP Swaption Call, Expires 02/09/2017, Strike 1.61, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,484,000 GBP in which it will pay a rate of 1.61% and will receive 6 month GBP LIBOR, maturing on 02/09/47. (OTC) (CP-GS)	3,493,421	(2,580,386)
Call	GBP	163,153,000	02/17/2017	GBP Swaption Call, Expires 02/17/2017, Strike 1.81, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 163,153,000 GBP in which it will pay receive a rate of 1.81% and will 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-GS)	8,782,022	(6,304,821)
Call	GBP	65,613,000	02/17/2017	GBP Swaption Call, Expires 02/17/2017, Strike 1.95, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 65,613,000 GBP in which it will pay a rate of 1.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	3,587,007	(3,840,600)
Call	GBP	33,061,000	03/11/2016	GBP Swaption Call, Expires 03/11/2016, Strike 2.12, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a 6 month GBP LIBOR and will receive a rate of 2.12%, maturing on 03/11/26. (OTC) (CP-MSCI)	1,501,098	(1,714,238)
Call	GBP	33,061,000	03/13/2017	GBP Swaption Call, Expires 03/13/2017, Strike 2.25 Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a 6 month GBP LIBOR and will receive a ate of 2.25% , maturing on 03/13/27. (OTC) (CP-MSCI)	2,118,326	(2,391,173)
Call	GBP	156,652,000	03/20/2017	GBP Swaption Call, Expires 03/20/2017, Strike 1.89, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 156,652,000 GBP in which it will pay a rate of 1.89% and will receive 6 month GBP LIBOR, maturing on 03/22/47. (OTC) (CP-GS)	8,309,087	(6,780,031)

A-21

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	GBP	76,805,000	04/10/2017	GBP Swaption Call, Expires 04/10/2017, Strike 1.58, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 76,805,000 GBP in which it will pay a rate of 1.58% and will receive 6 month GBP LIBOR, maturing on 04/12/47. (OTC) (CP-GS)	$3,953,523	$(2,433,012)
Call	GBP	66,553,000	05/12/2017	GBP Swaption Call, Expires 05/12/2017, Strike 1.81, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 66,553,000 GBP in which it will pay a rate of 1.81% and will receive 6 month GBP LIBOR, maturing on 05/12/47. (OTC) (CP-MSCI)	4,070,106	(3,561,767)
Call	GBP	160,476,000	05/19/2017	GBP Swaption Call, Expires 05/19/2017, Strike 2.91, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 160,476,000 GBP in which it will pay a rate of 2.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	8,933,718	(7,431,055)
Call	GBP	33,061,000	06/24/2015	GBP Swaption Call, Expires 06/24/2015, Strike 1.99, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will receive a rate of 1.99% and will pay a 6 month GBP LIBOR, maturing on 06/24/25. (OTC) (CP-MSCI)	782,645	(831,110)
Call	GBP	66,822,000	08/10/2017	GBP Swaption Call, Expires 08/10/2017, Strike 1.50, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 66,822,000 GBP in which it will pay a rate of 1.50% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	3,119,679	(2,798,875)
Call	GBP	100,233,000	08/10/2017	GBP Swaption Call, Expires 08/10/2017, Strike 1.68, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 100,233,000 GBP in which it will pay a rate of 1.68% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	4,939,492	(3,953,525)
Put	GBP	33,061,000	03/13/2017	GBP Swaption Put, Expires 03/13/2017, Strike 2.25, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.25% and will receive a 6 month GBP LIBOR, maturing on 03/13/27. (OTC) (CP-MSCI)	2,118,326	(2,057,603)
Put	GBP	33,061,000	06/24/2015	GBP Swaption Put, Expires 06/24/2015, Strike 1.99, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 1.99% and will receive 6 month GBP LIBOR, maturing on 06/24/25. (OTC) (CP-MSCI)	782,645	(481,960)
Put	GBP	33,061,000	03/11/2016	GBP Swaption Put, Expires 03/11/2016, Strike 2.12, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a 6 month GBP LIBOR and will receive a rate of 2.12% , maturing on 03/11/26. (OTC) (CP-MSCI)	1,501,098	(1,352,604)

					$149,153,186	$(210,048,949)

A-22

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Swap Contracts (a)

Correlation Swaps

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
490,488	USD	7/19/2019	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of -30% is positive, Fund receives the difference; if negative, Fund pays the difference.(CP-GS) (c)	$(1,303,515)
193,930	USD	1/6/2020	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of -40% is positive, Fund receives the difference; if negative, Fund pays the difference.(CP-GS) (c)	1,245,289

				$(58,226)

			Premiums to (Pay) Receive	$—

Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
6,339,331,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(26,268)
6,339,287,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25,277)
6,339,287,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(24,718)
6,339,287,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(24,901)
6,339,287,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(24,942)
6,339,287,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25,025)
6,339,287,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(24,635)
6,339,287,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(24,460)
6,339,287,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(23,478)
6,339,287,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(23,327)
68,484,166,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(612,876)
67,981,538,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(767,114)
53,486,408,000	JPY	3/11/2016	3/11/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(663,323)
111,120,665,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,512,277)
10,461,570,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	16,535
10,461,570,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	20,465
10,461,570,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	16,352
10,461,570,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	19,541
10,461,570,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	19,076
6,340,350,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	16,579
6,340,350,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	16,640
6,340,350,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	20,127
6,340,350,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	17,184
6,340,350,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	17,233
9,450,000,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,113)
9,450,000,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,493)
9,450,000,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,085)
9,450,000,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,483)
9,450,000,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,284)
7,875,000,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	29,629
7,875,000,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	29,970
7,875,000,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	30,312
7,875,000,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	30,832
7,875,000,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	30,610
7,875,000,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	18,834
7,875,000,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	19,042
7,875,000,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	19,251

A-23

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
7,875,000,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$19,472
7,875,000,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	19,268
9,450,000,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(923)
9,450,000,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(506)
9,450,000,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(245)
9,450,000,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	135
9,450,000,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(69)
6,340,350,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	22,848
6,340,350,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	22,923
6,340,350,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	23,166
6,340,350,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	23,003
6,340,350,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	23,488
6,290,160,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	258
10,461,570,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	32,208
10,461,570,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	32,395
10,461,570,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	32,125
10,461,570,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	34,992
10,461,570,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	33,478
6,290,160,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	660
6,290,160,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	841
6,290,160,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	888
6,290,160,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	970
6,349,345,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(41,761)
6,349,345,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(41,583)
6,349,345,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(41,318)
6,349,345,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(40,787)
6,349,345,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(40,808)
6,349,345,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(40,512)
6,349,345,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(40,105)
6,349,345,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,614)
6,349,345,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,319)
6,349,345,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,133)
3,439,268,600	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,584)
3,439,268,600	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,680)
3,439,268,600	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,422)
3,439,268,600	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,516)
3,439,268,600	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,235)
3,439,268,600	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,375)
3,439,268,600	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,173)
3,439,268,600	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,041)
3,439,268,600	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25,843)
3,439,268,600	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25,715)
3,439,268,600	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25,816)
3,439,268,600	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25,774)
33,334,890,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(284,430)
3,439,268,600	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25,313)
3,439,268,600	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25,195)
58,847,595,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(516,976)
3,439,268,600	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25,206)
3,439,268,600	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25,090)
3,439,268,600	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25,060)
3,439,268,600	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(24,984)

A-24

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
3,439,268,600	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(25,029)
3,439,268,600	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(24,992)
5,751,480,600	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(72,011)
5,751,480,600	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(71,375)
5,751,480,600	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(71,192)
5,751,480,600	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(71,019)
5,751,480,600	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(71,046)
5,751,480,600	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(69,347)
5,751,480,600	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(69,263)
5,751,480,600	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(69,179)
5,751,480,600	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68,253)
5,751,480,600	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68,167)
6,405,594,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(70,501)
6,405,594,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(70,538)
6,405,594,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(69,627)
6,405,594,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(69,656)
6,405,594,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68,942)
8,044,436,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(126,373)
8,044,436,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(126,401)
8,044,436,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(125,836)
8,044,436,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(125,726)
8,044,436,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(125,614)
8,044,436,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(125,624)
8,106,057,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(174,455)
8,106,057,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(174,340)
8,106,057,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(174,223)
8,106,057,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(174,492)
8,106,057,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(173,805)
8,106,057,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(173,613)
6,405,594,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(159,580)
6,405,594,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(159,941)
6,405,594,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(159,620)
6,405,594,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(159,626)
6,405,594,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(159,855)
6,405,594,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(159,979)
1,478,176,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month USD LIBOR	446,225
6,405,594,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(159,648)
793,835,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	473,470
6,405,594,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(159,650)
6,405,594,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(159,987)
6,405,594,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(159,645)
507,876,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(167,781)
7,902,772,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,662)
7,902,772,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,610)
7,902,772,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,789)
491,403,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,176,612)
7,902,772,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,416)
218,481,000	EUR	3/20/2017	3/20/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(422,729)
7,902,772,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,165)
7,902,772,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,146)
7,902,772,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,707)
7,902,772,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(165,565)

A-25

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
7,902,772,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(116,261)
7,902,772,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(115,992)
7,902,772,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(116,093)
7,902,772,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(116,020)
7,902,772,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(115,939)
7,902,772,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(115,914)
7,902,772,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(116,037)
7,604,760,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,267)
7,604,760,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,246)
7,604,760,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,324)
7,604,760,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,440)
7,604,760,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,246)
7,604,760,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,184)
7,604,760,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,394)
7,604,760,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,316)
926,612,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	2,389,873
561,142,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,905,694
456,632,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,209,072
548,210,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,211,966
273,688,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,292,668
700,367,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	3,731,024
366,976,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,665,965
113,346,000	EUR	3/10/2022	3/10/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(105,986)
302,045,000	EUR	3/12/2020	3/12/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,507,874)
296,760,000	EUR	3/13/2020	3/13/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,713,778)
304,001,000	EUR	3/20/2020	3/20/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,307,829)
41,228,000	EUR	3/16/2015	3/16/2035	GS	3 Month USD LIBOR	3 Month EURIBOR	(3,061,315)
12,500,000	EUR	4/15/2015	4/15/2045	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,169,846)

							$(5,020,556)

						Premiums to (Pay) Receive	$—

(1)	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%

(2)	For EURIBOR, Fund pays 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.44)%

Inflation Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
103,367,000	GBP	1/13/2020	GS	Receive	2.72%	U.K. Retail Price Index	$(220,670)
150,000,000	GBP	1/14/2020	GS	Receive	2.76%	U.K. Retail Price Index	(769,010)
51,275,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	283,638
103,367,000	GBP	1/13/2025	GS	(Pay)	2.93%	U.K. Retail Price Index	(1,351,771)
150,000,000	GBP	1/14/2025	GS	(Pay)	2.94%	U.K. Retail Price Index	(1,774,992)
51,275,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(1,024,752)

							$(4,857,557)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.

(Pay) - Fund pays fixed rate and receives variable rate.

A-26

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
95,100,000	AUD	11/6/2024	BCI (h)	Receive	4.35%	6 Month AUD BBSW	$2,947,986
261,500,000	AUD	11/7/2024	BCI (h)	Receive	4.31%	6 Month AUD BBSW	7,796,829
57,506,000	AUD	11/11/2024	BCI (h)	Receive	4.33%	6 Month AUD BBSW	1,755,212
217,000,000	AUD	11/13/2024	BCI (h)	Receive	4.31%	6 Month AUD BBSW	6,427,377
31,776,000	AUD	12/23/2034	BCI (h)	Receive	4.41%	6 Month AUD BBSW	1,091,648
15,878,000	AUD	12/30/2034	CSS (h)	Receive	4.37%	6 Month AUD BBSW	507,684
15,878,000	AUD	1/7/2035	BCI (h)	Receive	4.11%	6 Month AUD BBSW	295,089
15,853,000	AUD	1/8/2035	JPMF (h)	Receive	4.00%	6 Month AUD BBSW	210,880
31,644,000	AUD	1/9/2035	JPMF (h)	Receive	3.96%	6 Month AUD BBSW	355,750
47,675,000	AUD	1/13/2035	JPMF (h)	Receive	3.96%	6 Month AUD BBSW	517,864
31,870,000	AUD	1/13/2035	JPMF (h)	Receive	3.95%	6 Month AUD BBSW	337,984
31,928,000	AUD	1/14/2035	JPMF (h)	Receive	3.91%	6 Month AUD BBSW	264,583
32,173,000	AUD	1/16/2035	BCI (h)	Receive	3.82%	6 Month AUD BBSW	117,528
15,830,000	AUD	1/20/2035	BCI (h)	Receive	3.76%	6 Month AUD BBSW	9,070
31,659,000	AUD	1/21/2035	BCI (h)	Receive	3.75%	6 Month AUD BBSW	14,068
109,537,000	AUD	3/4/2035	BCI (h)	Receive	3.68%	6 Month AUD BBSW	(367,497)
48,350,000	AUD	3/4/2035	BCI (h)	Receive	3.66%	6 Month AUD BBSW	(206,782)
58,552,000	AUD	3/6/2035	BCI (h)	Receive	3.70%	6 Month AUD BBSW	(130,538)
87,150,000	AUD	3/10/2035	BCI (h)	Receive	3.75%	6 Month AUD BBSW	40,577
65,016,000	AUD	3/10/2035	BCI (h)	Receive	3.75%	6 Month AUD BBSW	21,950
78,399,000	AUD	3/19/2035	BCI (h)	Receive	3.51%	6 Month AUD BBSW	(955,571)
255,555,000	BRL	1/4/2021	JPM	Receive	12.37%	BZDIOVRA Index	(253,603)
157,859,000	BRL	1/4/2021	JPM	Receive	11.49%	BZDIOVRA Index	(1,387,948)
488,392,000	BRL	1/4/2021	JPM	Receive	12.47%	BZDIOVRA Index	(53,650)
288,452,000	BRL	1/4/2021	JPM	Receive	11.61%	BZDIOVRA Index	(2,235,607)
329,409,000	BRL	1/4/2021	JPM	Receive	12.33%	BZDIOVRA Index	(451,942)
347,500,000	BRL	1/4/2021	JPM	Receive	12.28%	BZDIOVRA Index	(615,519)
32,055,000	CHF	1/13/2035	CSS (h)	(Pay)	1.22%	6 Month CHF LIBOR	(846,191)
16,098,000	CHF	1/13/2035	CSS (h)	(Pay)	1.33%	6 Month CHF LIBOR	(609,655)
16,251,000	CHF	1/15/2035	CSS (h)	(Pay)	1.35%	6 Month CHF LIBOR	(647,426)
65,545,000	CHF	1/16/2035	CSS (h)	(Pay)	1.35%	6 Month CHF LIBOR	(2,610,998)
31,929,000	CHF	1/22/2035	CSS (h)	(Pay)	1.25%	6 Month CHF LIBOR	(952,916)
37,631,000	CHF	1/23/2035	CSS (h)	(Pay)	1.23%	6 Month CHF LIBOR	(1,038,547)
36,004,000	CHF	1/27/2035	CSS (h)	(Pay)	1.22%	6 Month CHF LIBOR	(966,766)
13,948,000	CHF	2/3/2035	CSS (h)	(Pay)	1.25%	6 Month CHF LIBOR	(415,938)
46,734,000	CHF	2/3/2035	CSS (h)	(Pay)	1.22%	6 Month CHF LIBOR	(1,230,535)
19,532,000	CHF	2/4/2035	CSS (h)	(Pay)	1.12%	6 Month CHF LIBOR	(329,133)
32,889,000	CHF	3/4/2035	CSS (h)	(Pay)	1.14%	6 Month CHF LIBOR	(627,949)
8,538,000	CHF	3/5/2035	BCI (h)	(Pay)	1.16%	6 Month CHF LIBOR	(177,121)
1,500,571,000	CZK	1/22/2025	JPMF (h)	(Pay)	0.73%	6 Month CZK PRIBOR	(165,242)
189,318,000	CZK	1/23/2025	CSS (h)	(Pay)	0.74%	6 Month CZK PRIBOR	(29,685)
1,618,027,000	CZK	1/27/2025	CSS (h)	(Pay)	0.75%	6 Month CZK PRIBOR	(270,561)
63,596,000	CZK	4/1/2025	CSS (h)	Receive	0.61%	6 Month CZK PRIBOR	(24,919)
1,081,835,000	DKK	2/25/2020	CSS (h)	Receive	0.39%	6 Month DKK CIBOR	(283,167)
1,001,081,000	DKK	2/27/2020	CSS (h)	Receive	0.32%	6 Month DKK CIBOR	(730,717)
1,095,195,000	DKK	3/2/2020	CSS (h)	Receive	0.34%	6 Month DKK CIBOR	(668,742)
1,120,061,000	DKK	3/2/2020	CSS (h)	Receive	0.33%	6 Month DKK CIBOR	(825,582)
628,298,000	DKK	3/9/2020	CSS (h)	Receive	0.38%	6 Month DKK CIBOR	(244,237)
654,788,000	DKK	3/10/2020	CSS (h)	Receive	0.41%	6 Month DKK CIBOR	(107,289)
346,006,000	DKK	3/20/2020	CSS (h)	Receive	0.36%	6 Month DKK CIBOR	(174,441)
696,937,000	DKK	3/20/2020	CSS (h)	Receive	0.37%	6 Month DKK CIBOR	(364,352)

A-27

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
476,535,000	EUR	3/20/2020	CSS (h)	Receive	0.25%	6 Month EURIBOR	$(1,428,659)
476,535,000	EUR	3/20/2020	CSS (h)	Receive	0.25%	6 Month EURIBOR	(1,507,231)
993,937,000	EUR	3/23/2020	CSS (h)	Receive	0.25%	6 Month EURIBOR	(3,130,834)
484,902,000	EUR	3/23/2020	CSS (h)	Receive	0.25%	6 Month EURIBOR	(1,663,575)
664,785,000	EUR	3/24/2020	CSS (h)	Receive	0.24%	6 Month EURIBOR	(2,308,969)
508,915,000	EUR	3/25/2020	CSS (h)	Receive	0.27%	6 Month EURIBOR	(1,115,182)
239,288,000	EUR	3/19/2025	CSS (h)	Receive	0.61%	6 Month EURIBOR	(1,661,166)
353,340,000	EUR	3/26/2025	CSS (h)	Receive	0.57%	6 Month EURIBOR	(4,074,360)
121,918,000	EUR	3/30/2025	CSS (h)	Receive	0.59%	6 Month EURIBOR	(1,220,147)
154,594,000	EUR	3/30/2030	CSS (h)	(Pay)	0.74%	6 Month EURIBOR	3,575,137
47,960,000	EUR	4/14/2030	CSS (h)	(Pay)	0.72%	6 Month EURIBOR	1,329,250
79,962,000	EUR	9/15/2030	CSS (h)	(Pay)	0.78%	6 Month EURIBOR	1,801,232
41,228,000	EUR	3/16/2035	CSS (h)	(Pay)	1.05%	6 Month EURIBOR	(1,008,360)
117,278,000	EUR	3/30/2035	CSS (h)	(Pay)	0.82%	6 Month EURIBOR	4,119,517
36,060,000	EUR	4/14/2035	CSS (h)	(Pay)	0.80%	6 Month EURIBOR	1,403,295
72,880,000	EUR	3/14/2036	CSS (h)	(Pay)	0.87%	6 Month EURIBOR	2,554,925
54,184,200	EUR	12/24/2044	CSS (h)	(Pay)	1.96%	6 Month EURIBOR	(5,483,588)
537,083,800	EUR	2/11/2045	CSS (h)	(Pay)	0.90%	6 Month EURIBOR	25,104,284
284,523,100	EUR	3/3/2045	CSS (h)	(Pay)	0.94%	6 Month EURIBOR	17,495,046
126,849,000	EUR	3/11/2045	CSS (h)	(Pay)	1.47%	6 Month EURIBOR	(4,126,561)
140,647,000	EUR	3/11/2045	CSS (h)	(Pay)	1.50%	6 Month EURIBOR	(5,186,290)
43,225,000	EUR	3/24/2045	CSS (h)	Receive	0.89%	6 Month EURIBOR	(2,071,719)
40,782,737	EUR	3/24/2045	CSS (h)	Receive	0.98%	6 Month EURIBOR	(826,660)
163,478,000	EUR	3/30/2045	CSS (h)	Receive	0.86%	6 Month EURIBOR	(9,236,192)
49,763,000	EUR	4/14/2045	CSS (h)	Receive	0.85%	6 Month EURIBOR	(2,984,879)
53,308,000	EUR	4/15/2045	CSS (h)	Receive	1.06%	6 Month EURIBOR	197,581
50,464,954	EUR	12/15/2045	CSS (h)	Receive	0.86%	6 Month EURIBOR	(3,263,259)
62,436,000	EUR	12/15/2045	CSS (h)	Receive	1.20%	6 Month EURIBOR	2,409,125
74,631,000	EUR	12/15/2045	CSS (h)	Receive	0.76%	6 Month EURIBOR	(7,006,761)
9,997,000	EUR	12/16/2045	CSS (h)	Receive	0.85%	6 Month EURIBOR	(669,394)
180,657,000	EUR	2/24/2046	CSS (h)	Receive	1.56%	6 Month EURIBOR	10,430,473
214,995,000	EUR	3/14/2046	CSS (h)	Receive	0.78%	6 Month EURIBOR	(19,494,931)
87,804,000	EUR	3/29/2046	CSS (h)	Receive	0.93%	6 Month EURIBOR	(3,978,024)
125,552,018	EUR	9/5/2046	CSS (h)	(Pay)	0.98%	6 Month EURIBOR	4,197,023
136,991,852	EUR	2/3/2047	CSS (h)	(Pay)	0.97%	6 Month EURIBOR	4,573,142
152,189,000	EUR	3/3/2047	CSS (h)	(Pay)	0.97%	6 Month EURIBOR	5,060,966
221,255,000	EUR	5/24/2047	CSS (h)	(Pay)	0.97%	6 Month EURIBOR	7,340,105
204,174,000	EUR	7/26/2047	CSS (h)	(Pay)	0.97%	6 Month EURIBOR	6,762,221
290,213,500	EUR	8/23/2047	CSS (h)	Receive	0.92%	6 Month EURIBOR	(17,870,545)
32,781,890	EUR	11/22/2047	CSS (h)	Receive	1.55%	6 Month EURIBOR	1,834,774
434,916,900	EUR	3/14/2048	CSS (h)	Receive	0.87%	6 Month EURIBOR	(19,649,994)
106,258,269	EUR	3/16/2056	CSS (h)	Receive	0.89%	6 Month EURIBOR	(8,201,196)
143,191,000	GBP	3/20/2019	CSS (h)	Receive	1.17%	6 Month GBP LIBOR	(1,790,636)
143,191,000	GBP	3/20/2019	CSS (h)	Receive	1.18%	6 Month GBP LIBOR	(1,727,662)
304,866,000	GBP	3/26/2019	BCI (h)	Receive	1.23%	6 Month GBP LIBOR	(2,831,643)
167,110,000	GBP	12/9/2024	BCI (h)	(Pay)	2.09%	SONIA Index	(728,071)
663,127,000	GBP	1/21/2025	BCI (h)	(Pay)	1.45%	SONIA Index	26,587,813
30,139,000	GBP	1/27/2025	BCI (h)	(Pay)	1.56%	SONIA Index	983,731
147,539,000	GBP	3/27/2025	BCI (h)	Receive	1.67%	SONIA Index	(3,779,763)
20,493,000	GBP	3/6/2045	BCI (h)	Receive	2.52%	6 Month GBP LIBOR	283,535
2,524,000	GBP	3/13/2045	BCI (h)	(Pay)	2.35%	6 Month GBP LIBOR	26,754
4,672,000	GBP	3/23/2046	BCI (h)	Receive	1.94%	6 Month GBP LIBOR	(583,610)

A-28

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
3,398,000	GBP	3/23/2046	BCI (h)	(Pay)	2.05%	6 Month GBP LIBOR	$295,857
30,578,000	GBP	3/23/2046	BCI (h)	(Pay)	1.97%	6 Month GBP LIBOR	3,483,018
134,160,971,000	JPY	3/25/2020	CSS (h)	Receive	0.25%	6 Month JPY LIBOR	37,722
32,010,000,000	JPY	10/3/2024	BCI (h)	(Pay)	0.66%	6 Month JPY LIBOR	(3,763,043)
147,789,000,000	JPY	10/6/2024	CSS (h)	(Pay)	0.66%	6 Month JPY LIBOR	(17,578,798)
30,169,000,000	JPY	10/7/2024	CSS (h)	(Pay)	0.66%	6 Month JPY LIBOR	(3,481,500)
32,114,000,000	JPY	10/9/2024	CSS (h)	(Pay)	0.65%	6 Month JPY LIBOR	(3,679,055)
10,950,000,000	JPY	11/7/2024	CSS (h)	(Pay)	0.60%	6 Month JPY LIBOR	(781,865)
2,410,000,000	JPY	11/13/2024	CSS (h)	(Pay)	0.65%	6 Month JPY LIBOR	(268,608)
11,921,100,000	JPY	11/25/2024	CSS (h)	(Pay)	0.62%	6 Month JPY LIBOR	(1,012,718)
2,881,900,000	JPY	11/27/2024	CSS (h)	(Pay)	0.62%	6 Month JPY LIBOR	(222,380)
9,296,300,000	JPY	12/10/2024	CSS (h)	(Pay)	0.60%	6 Month JPY LIBOR	(611,054)
41,862,424,000	JPY	1/14/2025	CSS (h)	Receive	0.48%	6 Month JPY LIBOR	(1,477,278)
15,261,557,000	JPY	1/15/2025	CSS (h)	Receive	0.49%	6 Month JPY LIBOR	(417,804)
19,344,099,000	JPY	1/16/2025	CSS (h)	Receive	0.45%	6 Month JPY LIBOR	(1,155,209)
7,102,304,000	JPY	1/31/2025	CSS (h)	Receive	0.52%	6 Month JPY LIBOR	(66,615)
7,081,899,000	JPY	2/2/2025	CSS (h)	Receive	0.52%	6 Month JPY LIBOR	(41,214)
3,692,564,000	JPY	2/6/2025	CSS (h)	Receive	0.55%	6 Month JPY LIBOR	66,522
18,624,344,000	JPY	2/9/2025	CSS (h)	Receive	0.55%	6 Month JPY LIBOR	327,003
21,174,228,000	JPY	3/10/2025	CSS (h)	Receive	0.55%	6 Month JPY LIBOR	292,082
24,351,962,000	JPY	3/12/2025	CSS (h)	Receive	0.60%	6 Month JPY LIBOR	1,324,115
10,547,835,000	JPY	3/12/2025	CSS (h)	Receive	0.61%	6 Month JPY LIBOR	616,624
46,149,511,000	JPY	1/14/2035	CSS (h)	(Pay)	1.61%	6 Month JPY LIBOR	4,295,060
16,602,530,000	JPY	1/15/2035	CSS (h)	(Pay)	1.63%	6 Month JPY LIBOR	1,305,887
21,013,679,000	JPY	1/16/2035	CSS (h)	(Pay)	1.61%	6 Month JPY LIBOR	1,948,018
9,823,944,000	JPY	3/12/2035	CSS (h)	Receive	1.98%	6 Month JPY LIBOR	1,702,041
9,964,858,000	JPY	3/30/2035	CSS (h)	Receive	1.07%	6 Month JPY LIBOR	(695,827)
9,328,562,000	JPY	3/30/2035	CSS (h)	Receive	1.07%	6 Month JPY LIBOR	(591,353)
17,560,000,000	JPY	3/30/2035	CSS (h)	Receive	1.07%	6 Month JPY LIBOR	(1,281,314)
21,439,240,000	JPY	4/14/2035	CSS (h)	Receive	1.77%	6 Month JPY LIBOR	220,481
9,128,129,000	JPY	1/31/2045	CSS (h)	(Pay)	1.86%	6 Month JPY LIBOR	266,704
9,101,904,000	JPY	2/2/2045	CSS (h)	(Pay)	1.87%	6 Month JPY LIBOR	190,718
10,272,897,000	JPY	2/5/2045	CSS (h)	(Pay)	1.90%	6 Month JPY LIBOR	39,048
7,871,548,000	JPY	2/6/2045	CSS (h)	(Pay)	1.95%	6 Month JPY LIBOR	(243,217)
30,713,522,000	JPY	2/9/2045	CSS (h)	(Pay)	1.99%	6 Month JPY LIBOR	(1,726,588)
15,553,885,000	JPY	3/31/2045	CSS (h)	Receive	1.28%	6 Month JPY LIBOR	(2,006,693)
7,367,280,000	JPY	4/13/2045	CSS (h)	Receive	1.87%	6 Month JPY LIBOR	(145,947)
10,230,700,000	JPY	4/16/2045	CSS (h)	Receive	1.88%	6 Month JPY LIBOR	(85,203)
5,115,088,000	JPY	4/16/2045	CSS (h)	Receive	1.84%	6 Month JPY LIBOR	(176,844)
10,230,340,000	JPY	4/16/2045	CSS (h)	Receive	1.86%	6 Month JPY LIBOR	(254,014)
5,115,058,000	JPY	4/17/2045	CSS (h)	Receive	1.82%	6 Month JPY LIBOR	(247,385)
10,230,708,000	JPY	4/20/2045	CSS (h)	Receive	1.79%	6 Month JPY LIBOR	(712,196)
516,900,000	MXN	10/9/2024	BCI (h)	Receive	6.10%	TIIE	60,699
1,305,700,000	MXN	10/11/2024	BCI (h)	Receive	6.18%	TIIE	712,229
1,039,700,000	MXN	10/16/2024	BCI (h)	Receive	6.03%	TIIE	(245,800)
519,800,000	MXN	10/17/2024	BCI (h)	Receive	6.05%	TIIE	(70,406)
521,200,000	MXN	10/18/2024	BCI (h)	Receive	6.08%	TIIE	8,582
1,094,200,000	MXN	10/18/2024	BCI (h)	Receive	6.12%	TIIE	241,795
261,000,000	MXN	10/24/2024	BCI (h)	Receive	6.17%	TIIE	122,588
1,043,900,000	MXN	10/25/2024	BCI (h)	Receive	6.19%	TIIE	595,107
785,300,000	MXN	10/28/2024	BCI (h)	Receive	6.13%	TIIE	204,319
251,100,000	MXN	10/30/2024	BCI (h)	Receive	6.19%	TIIE	142,160

A-29

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
195,555,000	MXN	11/20/2024	BCI (h)	Receive	6.00%	TIIE	$(85,372)
86,450,000	NZD	12/22/2024	BCI (h)	Receive	4.14%	3 Month NZD Bank Bill Rate	1,639,628
121,435,000	NZD	1/9/2025	BCI (h)	Receive	3.95%	3 Month NZD Bank Bill Rate	859,929
67,978,000	NZD	3/2/2025	BCI (h)	Receive	3.73%	3 Month NZD Bank Bill Rate	(456,948)
64,744,000	USD	1/22/2020	CSS (h)	(Pay)	1.46%	3 Month USD LIBOR	222,447
172,120,000	USD	12/15/2024	CSS (h)	(Pay)	2.33%	3 Month USD LIBOR	(3,449,933)
101,610,000	USD	3/17/2031	CSS (h)	(Pay)	2.58%	3 Month USD LIBOR	(983,584)
43,160,000	USD	12/16/2034	CSS (h)	(Pay)	2.65%	3 Month USD LIBOR	(1,442,794)
45,373,000	USD	1/9/2035	CSS (h)	(Pay)	2.39%	3 Month USD LIBOR	415,364
13,672,000	USD	1/13/2035	CSS (h)	(Pay)	2.45%	3 Month USD LIBOR	(6,461)
13,551,000	USD	1/16/2035	CSS (h)	(Pay)	2.26%	3 Month USD LIBOR	404,479
13,826,000	USD	1/26/2035	CSS (h)	(Pay)	2.31%	3 Month USD LIBOR	309,125
8,907,000	USD	1/30/2035	CSS (h)	(Pay)	2.24%	3 Month USD LIBOR	300,165
109,328,083	USD	2/15/2041	CSS (h)	(Pay)	2.71%	3 Month USD LIBOR	(3,899,486)
107,303,435	USD	2/15/2041	CSS (h)	(Pay)	2.75%	3 Month USD LIBOR	(4,793,304)
45,116,977	USD	2/15/2041	JPMF (h)	Receive	2.83%	3 Month USD LIBOR	342,795
47,022,700	USD	2/15/2041	JPMF (h)	Receive	2.77%	3 Month USD LIBOR	361,874
145,246,760	USD	2/15/2041	CSS (h)	(Pay)	2.59%	3 Month USD LIBOR	(1,892,562)
65,991,564	USD	2/15/2041	CSS (h)	(Pay)	2.66%	3 Month USD LIBOR	522,964
146,110,928	USD	2/15/2041	CSS (h)	(Pay)	2.57%	3 Month USD LIBOR	(1,351,977)
217,101,073	USD	2/15/2041	CSS (h)	(Pay)	2.60%	3 Month USD LIBOR	(3,109,259)
223,410,156	USD	2/15/2041	CSS (h)	(Pay)	2.53%	3 Month USD LIBOR	23,590
66,975,096	USD	2/15/2041	CSS (h)	(Pay)	2.64%	3 Month USD LIBOR	533,305
98,337,645	USD	2/15/2041	CSS (h)	(Pay)	2.66%	3 Month USD LIBOR	778,063
104,646,728	USD	2/15/2041	CSS (h)	(Pay)	2.66%	3 Month USD LIBOR	843,242
71,482,181	USD	2/15/2041	JPMF (h)	(Pay)	2.57%	3 Month USD LIBOR	578,658
68,651,520	USD	2/15/2041	JPMF (h)	(Pay)	2.62%	3 Month USD LIBOR	548,662
148,861,594	USD	2/15/2041	CSS (h)	(Pay)	2.56%	3 Month USD LIBOR	(989,338)
151,692,255	USD	2/15/2041	CSS (h)	(Pay)	2.51%	3 Month USD LIBOR	416,260
64,446,000	USD	11/15/2041	CSS (h)	(Pay)	2.32%	3 Month USD LIBOR	2,531,511
91,298,000	USD	11/15/2041	CSS (h)	(Pay)	2.44%	3 Month USD LIBOR	1,322,117
220,303,000	USD	11/15/2041	CSS (h)	(Pay)	2.33%	3 Month USD LIBOR	7,862,358
64,446,000	USD	11/15/2041	CSS (h)	(Pay)	2.38%	3 Month USD LIBOR	1,764,473
112,789,000	USD	11/15/2041	CSS (h)	(Pay)	2.51%	3 Month USD LIBOR	42,121
112,861,300	USD	2/15/2042	CSS (h)	(Pay)	2.56%	3 Month USD LIBOR	(1,165,158)
112,951,000	USD	11/15/2042	CSS (h)	(Pay)	2.61%	3 Month USD LIBOR	(2,263,672)
112,951,000	USD	2/15/2044	CSS (h)	(Pay)	2.62%	3 Month USD LIBOR	(2,293,742)
24,024,000	USD	2/9/2045	CSS (h)	(Pay)	2.18%	3 Month USD LIBOR	1,844,340
12,039,000	USD	2/12/2045	CSS (h)	(Pay)	2.46%	3 Month USD LIBOR	166,408
6,184,000	USD	3/6/2045	CSS (h)	(Pay)	2.61%	3 Month USD LIBOR	(110,519)
91,835,000	USD	3/26/2045	JPMF (h)	(Pay)	2.51%	3 Month USD LIBOR	2,303,619
52,735,000	USD	3/30/2045	CSS (h)	(Pay)	2.63%	3 Month USD LIBOR	789,478
49,031,000	USD	3/31/2045	CSS (h)	Receive	2.37%	3 Month USD LIBOR	(1,712,777)
30,644,000	USD	3/17/2046	CSS (h)	Receive	2.65%	3 Month USD LIBOR	218,569

							$(37,431,510)

						Premiums to (Pay) Receive	$36,137,680

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

A-30

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

April 30, 2015 (Unaudited)

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
162,468,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$900,322
81,876,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	313,509
87,044,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	224,375
75,627,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	110,585
184,405,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	456,695

						$2,005,486

					Premiums to (Pay) Receive	$—

As of April 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BZDIOVRA - Brazil Interbank Deposit Rate

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

CZK PRIBOR - Prague Interbank Offered Rate denominated in Czech Koruna.

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDR - Global Depository Receipt

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at April 30, 2015, which are subject to change based on the terms of the security.

*	Non-income producing security.

(a)	All or a portion of this security is owned by GMO Implementation Fund, which is a 100% owned subsidiary of GMO Benchmark-Free Allocation Fund.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(d)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(e)	The rate disclosed is the 7 day net yield as of April 30, 2015. Note: Yield rounds to 0.00%.

(f)	The rate shown represents yield-to-maturity.

(g)	Rate rounds to 0.00%.

(h)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

BCI - Barclays Capital Inc.

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Securities LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CZK - Czech Koruna

DKK - Danish Krone

EUR - Euro

GBP - British Pound

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

A-31

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value(a)	$16,690,908,143
Investments in affiliated issuers, at value(b)	5,871,697,682
Foreign currency, at value(c )	24,854,711
Cash	3,813,888
Receivable for investments sold	402,409,406
Receivable for investments sold short	43,472,279
Dividends and interest receivable	38,515,302
Receivable for Fund shares sold	37,865,809
Foreign capital gains tax refund receivable	9,625,119
Unrealized appreciation on open forward currency contracts	250,417,228
Receivable for variation margin on open cleared swap contracts	6,181,868
Due from broker	607,485,144
Receivable for open OTC swap contracts	21,571,700
Receivable for expenses reimbursed and/or waived by GMO	3,859,276
Miscellaneous receivable	39,312

Total assets	24,012,716,867

Liabilities:
Investments sold short, at value(d)	391,655,400
Payable for investments purchased	860,300,223
Payable for investments sold short	18,901,568
Payable for Fund shares repurchased	1,699,737
Payable to affiliate for
Management fee	11,748,843
Supplemental support fee – Class MF	1,009,190
Shareholder service fee	1,055,367
Payable for variation margin on open futures contracts	1,426,000
Payable for variation margin on open cleared swap contracts	21,065,043
Unrealized depreciation on open forward currency contracts	224,930,610
Interest payable for open OTC swap contracts	66,063
Interest and dividend payable for short sales	1,518,407
Payable for open OTC swap contracts	34,500,822
Written options outstanding, at value(e)	265,265,421
Payable to agents unaffiliated with GMO	3,750
Payable to Trustees and related expenses	57,536
Accrued expenses	2,472,771

Total liabilities	1,837,676,751

Net assets	$22,175,040,116

(a) Cost of investments – unaffiliated issuers:	$16,402,944,204
(b) Cost of investments – affiliated issuers:	$5,846,144,455
(c) Cost of foreign currency:	$24,920,178
(d) Proceeds from securities sold short:	$374,842,544
(e) Premium on written options:	$178,555,664
Net assets consist of:
Paid-in capital	$21,847,541,277
Accumulated undistributed net investment income	252,694,386
Accumulated net realized gain	(47,206,879)
Net unrealized appreciation	122,011,332

$22,175,040,116

A-32

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Statement of Assets and Liabilities — April 30, 2015 (Unaudited) — (Continued)

Net assets attributable to:
Class III shares	$6,360,997,283

Class IV shares	$3,478,831,418

Class MF shares	$12,335,211,415

Shares outstanding:
Class III	236,785,614

Class IV	129,527,286

Class MF	459,040,760

Net asset value per share:
Class III	$26.86

Class IV	$26.86

Class MF	$26.87

A-33

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

233642 06-15 A260/AR260 04-15

Wells Fargo Advantage Asset Allocation Fund

Annual Report

April 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

Overseas, central banks in Europe, Japan, and China sought to spark economic growth through low interest rates and easy-money policies.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Asset Allocation Fund for the 12-month period that ended April 30, 2015. Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

Equities continued to trend higher as economic data strengthened and central banks acted.

Within equities, U.S. stocks (as measured by the S&P 500 Index1) returned almost 13.0%. U.S. stocks were boosted by positive data reflecting a strengthening economy. During the last three quarters of 2014, the U.S. gross domestic product (GDP) annual growth rate averaged 3.2%. A lower GDP growth rate of 0.2% in the first quarter of 2015 was blamed by many observers on challenges presented by another harsh winter, a stronger U.S. dollar, and a decline in capital spending among U.S. energy companies. Energy companies struggled with oil and natural gas prices that fell dramatically earlier in the period before recovering somewhat in early 2015. The energy sector of the S&P 500 Index was the only sector to record a negative return for the period.

Developed country international stocks (measured by the MSCI EAFE Index (Net)2) gained 1.7%. Emerging markets stocks (measured by the MSCI Emerging Markets Index3) were up 7.8%. The strong U.S. dollar held back the returns of non-U.S. investments in U.S. dollar terms. Overseas, central banks in Europe, Japan, and China sought to spark economic growth through low interest rates and easy-money policies. The European Central Bank maintained low interest rates to encourage spending. In addition, it launched a quantitative easing (QE) program through which it is expected to buy more than one trillion euros of mostly government bonds between March 2015 and September 2016. Initial signs suggested the moves benefited economic growth in some of the larger eurozone member countries, as for the first time in five years, all four of the region’s largest economies recorded GDP growth during the first quarter of 2015. Nevertheless, a number of smaller countries in the region, perhaps most notably Greece, struggled with high levels of sovereign debt and austerity programs intended to strengthen their financial positions.

In the Pacific region, the Bank of Japan maintained accommodative monetary policies as it sought to stimulate growth in an economy that has been beset by deflationary pressures during the past two decades. Japan’s economy rebounded from recession in the final quarter of 2014, but growth was weaker than expected. In China, economic growth remains positive but at lower levels than in recent years. In response, the People’s Bank of China reduced interest rates in November 2014, February 2015, and once again after the close of the period in an effort to spark activity that will sustain higher growth.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[3]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Asset Allocation Fund	3

Domestic bonds outperformed foreign bonds thanks to U.S. bond yield premiums.

In fixed-income markets, domestic bond yields were higher than international bonds, driving continued investor demand for U.S. issues. Many domestic longer-term fixed-income market segments recorded positive returns, which was counter to investor expectations that bonds would suffer when the U.S. Federal Reserve (Fed) ended its QE-related bond-buying program in October 2014. The Barclays U.S. Aggregate Bond Index4 returned 4.5% during the period while bonds outside the U.S. declined 9.4% (as measured by the Barclays Global Aggregate ex U.S. Dollar Bond Index5). Short-term interest rates remained at historically low levels, which suppressed yields across the maturity spectrum. The Fed’s slower-than-expected approach to interest-rate hikes caused a sharp but temporary drop in the U.S. dollar relative to other international currencies in early 2015.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[4]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

[5]	The Barclays Global Aggregate ex U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Advantage Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Portfolio managers

Ben Inker, CFA1

Sam Wilderman, CFA1

Average annual total returns2 (%) as of April 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (EAAFX)	7-29-1996	(5.25)	4.98	4.97	0.53	6.24	5.60	1.36	1.36
Class B (EABFX)*	10-3-2002	(5.11)	5.14	5.06	(0.20)	5.47	5.06	2.11	2.11
Class C (EACFX)	10-3-2002	(1.23)	5.45	4.82	(0.23)	5.45	4.82	2.11	2.11
Class R (EAXFX)	10-10-2003	–	–	–	0.27	5.99	5.35	1.61	1.61
Administrator Class (EAIFX)	10-3-2002	–	–	–	0.77	6.49	5.86	1.20	1.15
Institutional Class (EAAIX)	11-30-2012	–	–	–	0.99	6.60	5.91	0.93	0.93
GMO Global Asset Allocation Index[5]	–	–	–	–	6.50	7.92	6.16	–	–
Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	4.46	4.12	4.75	–	–
MSCI All Country World Index (Net)[7]	–	–	–	–	7.46	9.58	6.98	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Alternative investments, such as short sales are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The Fund invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. Any portfolio data shown for the Fund represents that of the Asset Allocation Trust.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Asset Allocation Fund	5

Growth of $10,000 investment[8] as of April 30, 2015

[1]	The Fund invests all of its investable assets directly in Asset Allocation Trust, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker and Mr. Wilderman, the co-heads and senior members of GMO’s Asset Allocation Team, are primarily responsible for coordinating the portfolio management of Asset Allocation Trust.

[2]	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Asset Allocation Fund. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class. If these expenses had been included, returns for Institutional Class would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.51% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include the expenses of Asset Allocation Trust and other acquired fund fees and expenses.

[4]	The Adviser has committed through August 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 1.12% for Class R, 0.64% for Administrator Class, and 0.44% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The GMO Global Asset Allocation Index is a composite benchmark computed by GMO. Since May 1, 2007, the GMO Global Asset Allocation Index has been comprised of 65% MSCI All Country World Index (Net) and 35% Barclays U.S. Aggregate Bond Index. Prior to May 1, 2007, it was composed of 48.75% S&P 500 Index, 16.25% MSCI All Country World ex-U.S. Index, and 35% Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

[6]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

[7]	The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[8]	The chart compares the performance of Class A shares for the most recent ten years with the GMO Global Asset Allocation Index, Barclays U.S. Aggregate Bond Index, and MSCI All Country World Index (Net). The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[9]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[10]	Portfolio allocation is based on the investment exposures of the underlying GMO funds and holdings of Asset Allocation Trust. Holdings are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Asset Allocation Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed the GMO Global Asset Allocation Index, the Barclays U.S. Aggregate Bond Index, and MSCI All Country World Index (Net) benchmarks for the 12-month period that ended April 30, 2015.

■	Asset allocation decisions detracted from relative results, due largely to an underweight to equities as well as a large cash and cash-plus allocation. Security selection within the Fund’s equity and fixed-income allocations also detracted. Allocation to a developed markets interest-rates-and-currencies strategy and to the GMO Alpha Only Fund also detracted.

■	Our positions in emerging markets debt and asset-backed securities contributed to results.

Equity, fixed-income, and alternative strategy exposures all contributed to absolute returns but detracted on a relative basis. Cash and cash-plus exposures detracted both in absolute and relative terms.

Global equities continued their multiyear rise, with the MSCI All Country World Index (Net) up 7.5%. In a reversal from 2014, when U.S. equity markets outperformed international stocks, U.S. stocks, particularly larger companies, underperformed their foreign counterparts during the first four months of 2015. Concerns about possible monetary policy tightening and the potential impact of continued U.S. dollar strength on U.S. multinational earnings muted enthusiasm for domestic stocks. In fixed-income markets, rates defied widely held expectations by falling throughout the period, leading the Barclays U.S. Aggregate Bond Index to rise 4.5% for the period.

Ten largest holdings[9] (%) as of April 30, 2015
GMO International Equity Fund Class IV	25.23
GMO Asset Allocation Bond Fund Class VI	20.31
GMO U.S. Equity Allocation Fund Class VI	15.02
GMO Emerging Markets Fund Class VI	12.81
GMO Alpha Only Fund Class IV	10.15
GMO U.S. Treasury Fund Class IV	4.65
GMO Emerging Country Debt Fund Class IV	4.55
GMO Debt Opportunities Fund Class VI	4.53
GMO Risk Premium Fund Class VI	2.60

Equities, alternatives, and fixed income securities each contributed positively to absolute portfolio returns. Our holdings of European value stocks, however, detracted from relative returns measured in U.S. dollars as the U.S. dollar strengthened meaningfully during the period relative to the euro and negatively affected the value of investment returns earned in euros upon translation to U.S. dollars. Our equity positions within the U.S., emerging markets, and Japan posted strong absolute performance, but relative performance suffered due to security selection.

Within the fixed-income allocation of the Fund, we posted favorable absolute returns but again suffered on a relative basis. In aggregate, our fixed-income portfolio posted a return of 1.8%, trailing the Barclays U.S. Aggregate Bond Index return of 4.5%. Our allocation to a relative-value portfolio of developed markets interest rates and currencies was the biggest drag on relative performance. The strong decline in long-dated euro rates in March and April 2015 pressured the portfolio, which was positioned to benefit from rising long rates and a steepening of the yield curve. Our sizable allocation to cash and the GMO Alpha Only Fund hurt both relative and absolute returns.

Portfolio allocation[10] as of April 30, 2015

We made a few strategic changes during the period in response to changes in valuations.

We reduced our equity exposure, albeit modestly, during the period, increasing our underweight relative to the GMO Global Asset Allocation Index. Within the Fund’s equity allocation, we reduced our exposure to U.S. quality and European value stocks in favor of emerging markets value stocks and a select group of fundamentally sourced opportunistic stocks, which are the stocks of deeply researched companies that appear attractive. The continued rise of the U.S. equity market has left its forward-looking return expectations downright unappealing based on our valuation framework. We modified our fixed-income

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Asset Allocation Fund	7

exposure throughout the year as bonds rallied and opportunities in the fixed-income strategies evolved. After U.S. Treasury Inflation-Protected Securities (TIPS) rallied strongly in mid-2014, causing our seven-year forecast for TIPS to decline, we began reducing the Fund’s TIPS position in May 2014 and held no TIPS by early July 2014. We rotated the weight to our developed markets rates strategy, expanding it over time. Our developed markets rates strategy attempts to take advantage of opportunities across interest rates and currency markets. Our allocation to cash and alternative strategies, which could serve as a source of liquidity should valuations become attractive elsewhere, increased modestly during the period.

Please see footnotes on page 5.

8	Wells Fargo Advantage Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Asset Allocation Fund	Beginning account value 11-1-2014	Ending account value 04-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,018.00	$4.25	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class B
Actual	$1,000.00	$1,014.31	$7.99	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Class C
Actual	$1,000.00	$1,014.44	$7.99	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Class R
Actual	$1,000.00	$1,016.89	$5.45	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
Administrator Class
Actual	$1,000.00	$1,019.65	$3.20	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.21	0.64%
Institutional Class
Actual	$1,000.00	$1,020.47	$2.10	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11	0.42%

Please see footnote on page 9.

Fund expenses (unaudited)	Wells Fargo Advantage Asset Allocation Fund	9

Wells Fargo Advantage Asset Allocation Fund including underlying fund expenses	Beginning account value 11-1-2014	Ending account value 04-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,018.00	$7.00	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Class B
Actual	$1,000.00	$1,014.31	$10.74	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.13	$10.74	2.15%
Class C
Actual	$1,000.00	$1,014.44	$10.74	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.13	$10.74	2.15%
Class R
Actual	$1,000.00	$1,016.89	$8.20	1.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.66	$8.20	1.64%
Administrator Class
Actual	$1,000.00	$1,019.65	$5.96	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.89	$5.96	1.19%
Institutional Class
Actual	$1,000.00	$1,020.47	$4.86	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86	0.97%
Asset Allocation Trust
Actual	$1,000.00	$1,026.24	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	0.00%
Asset Allocation Trust including underlying fund expenses
Actual	$1,000.00	$1,026.24	$2.76	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76	0.55%

[1]	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

10	Wells Fargo Advantage Asset Allocation Fund	Portfolio of investments—April 30, 2015

Security name	Shares	Value
Investment Companies: 100.15%
Asset Allocation Trust (l)	365,637,930	$5,783,479,758

Total Investment Companies (Cost $4,021,973,132)		5,783,479,758

Total investments (Cost $4,021,973,132) *	100.15%	5,783,479,758
Other assets and liabilities, net	(0.15)	(8,743,830)

Total net assets	100.00%	$5,774,735,928

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

*	Cost for federal income tax purposes is $4,022,148,725 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,761,506,626
Gross unrealized losses	(175,593)

Net unrealized gains	$1,761,331,033

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2015	Wells Fargo Advantage Asset Allocation Fund	11

Assets
Investment in affiliated investment companies, at value (cost $4,021,973,132)	$5,783,479,758
Receivable for investments sold	422,811
Receivable for Fund shares sold	5,034,429
Prepaid expenses and other assets	25,991

Total assets	5,788,962,989

Liabilities
Payable for Fund shares redeemed	8,856,371
Advisory fee payable	1,060,893
Distribution fees payable	1,389,368
Administration fees payable	1,495,522
Shareholder servicing fees payable	980,616
Accrued expenses and other liabilities	444,291

Total liabilities	14,227,061

Total net assets	$5,774,735,928

NET ASSETS CONSIST OF
Paid-in capital	$3,964,638,146
Accumulated net investment loss	(20,178,304)
Accumulated net realized gains on investments	68,769,460
Net unrealized gains on investments	1,761,506,626

Total net assets	$5,774,735,928

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$2,058,443,774
Shares outstanding – Class A1	145,957,170
Net asset value per share – Class A	$14.10
Maximum offering price per share – Class A2	$14.96
Net assets – Class B	$165,030,590
Shares outstanding – Class B1	11,769,610
Net asset value per share – Class B	$14.02
Net assets – Class C	$2,060,671,989
Shares outstanding – Class C1	151,366,474
Net asset value per share – Class C	$13.61
Net assets – Class R	$30,354,565
Shares outstanding – Class R1	2,175,789
Net asset value per share – Class R	$13.95
Net assets – Administrator Class	$427,916,443
Shares outstanding – Administrator Class[1]	30,073,856
Net asset value per share – Administrator Class	$14.23
Net assets – Institutional Class	$1,032,318,567
Shares outstanding – Institutional Class[1]	72,940,713
Net asset value per share – Institutional Class	$14.15

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Asset Allocation Fund	Statement of operations—year ended April 30, 2015

Investment income	$0

Expenses
Advisory fee	13,925,251
Administration fees
Fund level	5,970,100
Class A	5,715,877
Class B	617,615
Class C	5,791,038
Class R	84,913
Administrator Class	607,834
Institutional Class	727,082
Shareholder servicing fees
Class A	5,496,036
Class B	592,298
Class C	5,568,306
Class R	80,198
Administrator Class	1,498,376
Distribution fees
Class B	1,781,583
Class C	16,704,915
Class R	81,647
Custody and accounting fees	302,287
Professional fees	41,537
Registration fees	87,246
Shareholder report expenses	370,763
Trustees’ fees and expenses	1,179
Interest expense	1,295
Other fees and expenses	117,344

Total expenses	66,164,720
Less: Fee waivers and/or expense reimbursements	(249,325)

Net expenses	65,915,395

Net investment loss	(65,915,395)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	236,404,225
Net change in unrealized gains (losses) on investments	(155,453,240)

Net realized and unrealized gains (losses) on investments	80,950,985

Net increase in net assets resulting from operations	$15,035,590

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Asset Allocation Fund	13

	Year ended April 30, 2015		Year ended April 30, 2014[1]		Year ended September 30, 2013

Operations
Net investment loss		$(65,915,395)		$(42,423,217)		$(77,070,007)
Net realized gains on investments		236,404,225		125,347,677		264,727,390
Net change in unrealized gains (losses) on investments		(155,453,240)		352,039,882		399,339,730

Net increase in net assets resulting from operations		15,035,590		434,964,342		586,997,113

Distributions to shareholders from
Net investment income
Class A		(58,339,512)		(40,607,461)		(57,362,902)
Class B		(3,407,333)		(2,586,640)		(9,294,476)
Class C		(42,752,244)		(22,318,368)		(43,156,505)
Class R		(828,305)		(513,277)		(645,944)
Administrator Class		(12,960,484)		(14,587,845)		(42,289,555)
Institutional Class		(35,139,920)		(15,076,483)		(2,036)[2]

Total distributions to shareholders		(153,427,798)		(95,690,074)		(152,751,418)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	14,558,333	207,382,838	12,974,609	181,904,545	27,500,064	363,545,549
Class B	16,592	231,147	29,272	406,419	181,414	2,354,447
Class C	6,380,900	87,573,015	5,118,301	69,352,064	10,368,647	132,219,134
Class R	354,082	5,018,959	379,660	5,269,287	1,065,336	13,931,892
Administrator Class	6,705,890	97,155,441	8,979,653	127,175,642	23,349,295	310,106,152
Institutional Class	38,132,298	549,346,712	9,608,319	135,592,201	55,968,375 [2]	740,279,694 [2]

		946,708,112		519,700,158		1,562,436,868

Reinvestment of distributions
Class A	3,936,497	54,008,739	2,689,297	37,677,047	4,125,827	52,563,034
Class B	240,292	3,284,796	178,568	2,482,088	702,281	8,848,740
Class C	2,507,562	33,300,418	1,281,741	17,367,591	2,710,463	33,365,798
Class R	52,325	710,571	32,649	452,844	42,436	535,537
Administrator Class	914,386	12,645,966	728,783	10,283,122	2,570,656	32,955,810
Institutional Class	2,050,122	28,189,169	1,025,862	14,413,362	159 [2]	2,036 [2]

		132,139,659		82,676,054		128,270,955

Payment for shares redeemed
Class A	(38,741,813)	(555,287,126)	(19,264,010)	(270,923,127)	(40,596,506)	(537,198,888)
Class B	(10,839,517)	(153,255,686)	(9,698,442)	(134,202,661)	(21,094,620)	(274,546,944)
Class C	(28,354,018)	(388,473,530)	(17,362,843)	(235,186,592)	(41,366,030)	(526,212,402)
Class R	(611,086)	(8,589,786)	(531,495)	(7,422,480)	(951,593)	(12,390,495)
Administrator Class	(30,910,234)	(445,537,068)	(14,839,383)	(210,262,915)	(87,550,899)	(1,161,108,304)
Institutional Class	(16,696,806)	(237,109,775)	(10,325,655)	(145,893,598)	(6,821,961)[2]	(92,435,938)[2]

		(1,788,252,971)		(1,003,891,373)		(2,603,892,971)

Net decrease in net assets resulting from capital share transactions		(709,405,200)		(401,515,161)		(913,185,148)

Total decrease in net assets		(847,797,408)		(62,240,893)		(478,939,453)

Net assets
Beginning of period		6,622,533,336		6,684,774,229		7,163,713,682

End of period		$5,774,735,928		$6,622,533,336		$6,684,774,229

Undistributed (accumulated) net investment income (loss)		$(20,178,304)		$(8,524,625)		$25,585,977

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30
CLASS A	2015	2014[1]	2013	2012	2011	2010[2,3]
Net asset value, beginning of period	$14.43	$13.73	$12.91	$11.70	$11.76	$11.37
Net investment loss	(0.11)	(0.07)	(0.11)	(0.12)	(0.09)	(0.08)
Net realized and unrealized gains (losses) on investments	0.18	1.01	1.26	1.56	0.20	0.47

Total from investment operations	0.07	0.94	1.15	1.44	0.11	0.39
Distributions to shareholders from
Net investment income	(0.40)	(0.24)	(0.33)	(0.23)	(0.14)	(0.00)[4]
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.03)	0.00

Total distributions to shareholders	(0.40)	(0.24)	(0.33)	(0.23)	(0.17)	(0.00)[4]
Net asset value, end of period	$14.10	$14.43	$13.73	$12.91	$11.70	$11.76
Total return[5]	0.53%	6.92%	9.12%	12.48%	0.94%	3.45%
Ratios to average net assets (annualized)
Gross expenses[6]	0.85%	0.85%	0.84%	0.84%	0.85%	0.85%
Net expenses[6]	0.85%	0.85%	0.84%	0.84%	0.84%	0.85%
Net investment loss[6]	(0.85)%	(0.85)%	(0.84)%	(0.84)%	(0.84)%	(0.85)%
Supplemental data
Portfolio turnover rate[7]	0%	1%	0%	1%	1%	1%
Net assets, end of period (000s omitted)	$2,058,444	$2,398,503	$2,332,077	$2,307,609	$2,336,095	$2,957,689

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Asset Allocation Fund.

[3]	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[4]	Amount is less than $0.005.

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[6]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[7]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	15

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30
CLASS B	2015	2014[1]	2013	2012	2011	2010[2,3]
Net asset value, beginning of period	$14.28	$13.51	$12.66	$11.54	$11.60	$11.27
Net investment loss	(0.23)[4]	(0.13)[4]	(0.21)[4]	(0.19)[4]	(0.19)[4]	(0.14)
Net realized and unrealized gains (losses) on investments	0.20	0.99	1.26	1.51	0.21	0.47

Total from investment operations	(0.03)	0.86	1.05	1.32	0.02	0.33
Distributions to shareholders from
Net investment income	(0.23)	(0.09)	(0.20)	(0.20)	(0.07)	(0.00)[5]
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	(0.23)	(0.09)	(0.20)	(0.20)	(0.08)	(0.00)[5]
Net asset value, end of period	$14.02	$14.28	$13.51	$12.66	$11.54	$11.60
Total return[6]	(0.20)%	6.40%	8.40%	11.61%	0.17%	2.95%
Ratios to average net assets (annualized)
Gross expenses[7]	1.59%	1.60%	1.59%	1.59%	1.60%	1.60%
Net expenses[7]	1.59%	1.60%	1.59%	1.59%	1.59%	1.59%
Net investment loss[7]	(1.59)%	(1.60)%	(1.59)%	(1.59)%	(1.59)%	(1.59)%
Supplemental data
Portfolio turnover rate[8]	0%	1%	0%	1%	1%	1%
Net assets, end of period (000s omitted)	$165,031	$319,225	$430,116	$659,186	$917,860	$1,253,485

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Asset Allocation Fund.

[3]	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[6]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[7]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[8]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30
CLASS C	2015	2014[1]	2013	2012	2011	2010[2,3]
Net asset value, beginning of period	$13.92	$13.20	$12.40	$11.30	$11.36	$11.04
Net investment loss	(0.22)[4]	(0.14)	(0.20)[4]	(0.19)[4]	(0.19)[4]	(0.14)
Net realized and unrealized gains (losses) on investments	0.18	0.99	1.22	1.49	0.21	0.46

Total from investment operations	(0.04)	0.85	1.02	1.30	0.02	0.32
Distributions to shareholders from
Net investment income	(0.27)	(0.13)	(0.22)	(0.20)	(0.07)	(0.00)[5]
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	(0.27)	(0.13)	(0.22)	(0.20)	(0.08)	(0.00)[5]
Net asset value, end of period	$13.61	$13.92	$13.20	$12.40	$11.30	$11.36
Total return[6]	(0.23)%	6.44%	8.32%	11.64%	0.18%	2.92%
Ratios to average net assets (annualized)
Gross expenses[7]	1.60%	1.60%	1.59%	1.59%	1.60%	1.60%
Net expenses[7]	1.60%	1.60%	1.59%	1.59%	1.59%	1.60%
Net investment loss[7]	(1.60)%	(1.60)%	(1.59)%	(1.59)%	(1.59)%	(1.60)%
Supplemental data
Portfolio turnover rate[8]	0%	1%	0%	1%	1%	1%
Net assets, end of period (000s omitted)	$2,060,672	$2,377,997	$2,399,839	$2,604,438	$2,736,064	$3,290,791

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Asset Allocation Fund.

[3]	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[6]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[7]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[8]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	17

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30
CLASS R	2015	2014[1]	2013	2012	2011	2010[2,3]
Net asset value, beginning of period	$14.28	$13.58	$12.76	$11.59	$11.66	$11.29
Net investment loss	(0.15)[4]	(0.10)	(0.14)[4]	(0.13)[4]	(0.10)	(0.06)
Net realized and unrealized gains (losses) on investments	0.18	1.01	1.26	1.52	0.19	0.43

Total from investment operations	0.03	0.91	1.12	1.39	0.09	0.37
Distributions to shareholders from
Net investment income	(0.36)	(0.21)	(0.30)	(0.22)	(0.13)	(0.00)[5]
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.03)	0.00

Total distributions to shareholders	(0.36)	(0.21)	(0.30)	(0.22)	(0.16)	(0.00)[5]
Net asset value, end of period	$13.95	$14.28	$13.58	$12.76	$11.59	$11.66
Total return[6]	0.27%	6.74%	8.92%	12.16%	0.71%	3.30%
Ratios to average net assets (annualized)
Gross expenses[7]	1.09%	1.10%	1.09%	1.09%	1.09%	1.10%
Net expenses[7]	1.09%	1.10%	1.09%	1.09%	1.09%	1.09%
Net investment loss[7]	(1.09)%	(1.10)%	(1.09)%	(1.09)%	(1.09)%	(1.09)%
Supplemental data
Portfolio turnover rate[8]	0%	1%	0%	1%	1%	1%
Net assets, end of period (000s omitted)	$30,355	$33,984	$33,934	$29,899	$23,580	$20,893

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen Asset Allocation Fund.

[3]	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[6]	Returns for periods of less than one year are not annualized.

[7]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[8]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30
ADMINISTRATOR CLASS	2015	2014[1]	2013	2012	2011	2010[2,3]
Net asset value, beginning of period	$14.54	$13.84	$13.01	$11.77	$11.84	$11.42
Net investment loss	(0.09)[4]	(0.05)[4]	(0.08)[4]	(0.09)	(0.08)[4]	(0.01)
Net realized and unrealized gains (losses) on investments	0.19	1.01	1.27	1.57	0.22	0.43

Total from investment operations	0.10	0.96	1.19	1.48	0.14	0.42
Distributions to shareholders from
Net investment income	(0.41)	(0.26)	(0.36)	(0.24)	(0.17)	(0.00)[5]
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.04)	0.00

Total distributions to shareholders	(0.41)	(0.26)	(0.36)	(0.24)	(0.21)	(0.00)[5]
Net asset value, end of period	$14.23	$14.54	$13.84	$13.01	$11.77	$11.84
Total return[6]	0.77%	7.01%	9.39%	12.74%	1.12%	3.70%
Ratios to average net assets (annualized)
Gross expenses[7]	0.68%	0.69%	0.67%	0.64%	0.65%	0.63%
Net expenses[7]	0.64%	0.64%	0.64%	0.62%	0.63%	0.60%
Net investment loss[7]	(0.64)%	(0.64)%	(0.64)%	(0.62)%	(0.63)%	(0.60)%
Supplemental data
Portfolio turnover rate[8]	0%	1%	0%	1%	1%	1%
Net assets, end of period (000s omitted)	$427,916	$776,035	$809,554	$1,562,582	$1,423,427	$810,355

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Asset Allocation Fund.

[3]	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[6]	Returns for periods of less than one year are not annualized.

[7]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[8]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	19

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30, 2013[2]
INSTITUTIONAL CLASS	2015	2014[1]
Net asset value, beginning of period	$14.49	$13.82	$13.01
Net investment loss	(0.06)[3]	(0.03)	(0.05)[3]
Net realized and unrealized gains (losses) on investments	0.19	1.01	1.26

Total from investment operations	0.13	0.98	1.21
Distributions to shareholders from
Net investment income	(0.47)	(0.31)	(0.40)
Net asset value, end of period	$14.15	$14.49	$13.82
Total return[4]	0.99%	7.15%	9.58%
Ratios to average net assets (annualized)
Gross expenses[5]	0.42%	0.42%	0.42%
Net expenses[5]	0.42%	0.42%	0.42%
Net investment loss[5]	(0.42)%	(0.42)%	(0.42)%
Supplemental data
Portfolio turnover rate[6]	0%	1%	0%
Net assets, end of period (000s omitted)	$1,032,319	$716,789	$679,254

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

[5]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[6]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Asset Allocation Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. These financial statements report on the Wells Fargo Advantage Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”) and may be exposed to any asset class, including U.S. and foreign equities (including emerging country equities), U.S. and foreign fixed income securities (including emerging country debt securities), and, from time to time, other alternative asset classes. At April 30, 2015, the Fund owned 100% of Asset Allocation Trust. Because the Fund invests all of its assets in Asset Allocation Trust, the shareholders of the Fund bear the fees and expenses of Asset Allocation Trust which are not included in the Statement of Operations but are incurred indirectly because they are considered in the calculation of the net asset value of Asset Allocation Trust. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities. The financial statements of Asset Allocation Trust, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The Fund values its investment in Asset Allocation Trust at net asset value. The valuation of investments in securities and the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

Investment transactions and income recognition

Investment transactions in Asset Allocation Trust are recorded on a trade date basis. Realized gains or losses resulting from investment transactions in Asset Allocation Trust are determined on the identified cost basis. Income dividends and capital gain distributions from Asset Allocation Trust are recorded on the ex-dividend date. Capital gain distributions from Asset Allocation Trust are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Net investment income is primarily derived from redemptions in Asset Allocation Trust which are deemed dividends to the Fund. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally

Notes to financial statements	Wells Fargo Advantage Asset Allocation Fund	21

accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to reversal of net realized gains on investments and deemed dividends received from Asset Allocation Trust. At April 30, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Accumulated net investment loss	Accumulated net realized gains on investments
$(40,230,342)	$207,689,514	$(167,459,172)

As of April 30, 2015, the Fund had a qualified late-year ordinary loss of $20,057,908 which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, Level 2 inputs were used in valuing the Fund’s investment in Asset Allocation Trust.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.175% as the average daily net assets of the Fund increase. For the year ended April 30, 2015, the advisory fee was equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an

22	Wells Fargo Advantage Asset Allocation Fund	Notes to financial statements

annual fund level administration fee starting at 0.10% and declining to 0.06% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through August 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares, 1.12% for Class R shares, 0.64% for Administrator Class shares, and 0.44% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended April 30, 2015, Funds Distributor received $242,460 from the sale of Class A shares and $6,425 and $10,782 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the year ended April 30, 2015, the Fund made aggregate purchases and sales of $17,801,755 and $950,920,529, respectively, in its investment into Asset Allocation Trust.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended April 30, 2015, the Fund paid $11,726 in commitment fees.

During the year ended April 30, 2015, the Fund had average borrowings outstanding of $94,526 at an average rate of 1.37% and paid interest in the amount of $1,295.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $153,427,798, $95,690,074, and $152,751,418 of ordinary income for the year ended April 30, 2015, the seven months ended April 30, 2014, and the year ended September 30, 2013, respectively.

Notes to financial statements	Wells Fargo Advantage Asset Allocation Fund	23

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain	Unrealized gains	Late-year ordinary losses deferred
$68,945,053	$1,761,331,033	$(20,057,908)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Asset Allocation Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Asset Allocation Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014 and for year ended September 30, 2013, and the financial highlights for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014, each of the years or periods in the three-year period ended September 30, 2013, and the period from January 1, 2010 to September 30, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2015, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Asset Allocation Fund as of April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014 and for year ended September 30, 2013, and the financial highlights for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014, each of the years or periods in the three-year period ended September 30, 2013, and the period from January 1, 2010 to September 30, 2010, in conformity with U.S. generally acceptable accounting principles.

Boston, Massachusetts

June 25, 2015

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	25

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 16.04% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended April 30, 2015.

Pursuant to Section 854 of the Internal Revenue Code, $117,926,088 of income dividends paid during the fiscal year ended April 30, 2015 has been designated as qualified dividend income (QDI).

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Asset Allocation Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Asset Allocation Trust	Portfolio of investments—April 30, 2015

Security name			Shares	Value

Investment Companies: 99.71%

Alternative & Other Funds: 2.60%
GMO Risk Premium Fund Class VI (l)			14,909,939	$150,143,087

Cash/Cash Plus Funds: 14.78%
GMO Alpha Only Fund Class IV (l)			25,484,559	586,144,857
GMO U.S. Treasury Fund Class IV (l)			10,738,276	268,456,889

				854,601,746

Emerging Equity Funds: 12.79%
GMO Emerging Markets Fund Class VI (l)			69,669,088	739,885,713

Fixed Income Funds: 29.35%
GMO Asset Allocation Bond Fund Class VI (l)			48,938,992	1,172,578,233
GMO Debt Opportunities Fund Class VI (l)			10,506,240	261,815,492
GMO Emerging Country Debt Fund Class IV (l)			27,064,938	262,800,550

				1,697,194,275

International Developed Equity Funds: 25.19%
GMO International Equity Fund Class IV (l)			60,484,346	1,457,067,892

U.S. Equity Fund: 15.00%
GMO U.S. Equity Allocation Fund Class VI (l)			52,865,604	867,524,576

Total Investment Companies (Cost $5,399,119,393)				5,766,417,289

	Interest rate	Maturity date	Principal
Short-Term Investments: 0.30%

Time Deposit: 0.30%
State Street Bank Euro Dollar	0.01%	5-1-2015	$17,514,780	17,514,780

Total Short-Term Investments (Cost $17,514,780)				17,514,780

Total investments in securities (Cost $5,416,634,173) *	100.01%	5,783,932,069
Other assets and liabilities, net	(0.01)	(452,311)

Total net assets	100.00%	$5,783,479,758

(l)	The security represents an affiliate of the Trust as defined in the Investment Company Act of 1940.

*	Cost for federal income tax purposes is $5,496,362,546 and unrealized gains (losses) consists of:

Gross unrealized gains	$431,768,007
Gross unrealized losses	(144,198,484)

Net unrealized gains	$287,569,523

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2015	Asset Allocation Trust	29

Assets
Investments
In affiliated investment companies, at value (cost $5,399,119,393)	$5,766,417,289
In unaffiliated securities, at value (cost $17,514,780)	17,514,780

Total investments, at value (cost $5,416,634,173)	5,783,932,069
Receivable for interest	15,170
Receivable from administrator	6,949
Prepaid expenses and other assets	9,283

Total assets	5,783,963,471

Liabilities
Payable for investments purchased	15,164
Payable for Fund shares redeemed	422,811
Professional fees payable	42,990
Accrued expenses and other liabilities	2,748

Total liabilities	483,713

Total net assets	$5,783,479,758

NET ASSETS CONSIST OF
Paid-in capital	$5,495,910,235
Accumulated net realized gains on investments	(79,728,373)
Net unrealized gains on investments	367,297,896

Total net assets	$5,783,479,758

COMPUTATION OF NET ASSET VALUE
Net assets	$5,783,479,758
Shares outstanding[1]	365,637,930
Net asset value per share	$15.82

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

30	Asset Allocation Trust	Statement of operations—year ended April 30, 2015

Investment income
Dividends from affiliated investment companies	$180,680,548
Interest	1,991

Total investment income	180,682,539

Expenses
Custody and accounting fees	12,030
Professional fees	65,788
Shareholder report expenses	2,343
Other fees and expenses	4,388

Total expenses	84,549
Less: Fee waivers and/or expense reimbursements	(84,549)

Net expenses	0

Net investment income	180,682,539

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Sale of affiliated investment companies	43,805,577
Capital gain distributions from affiliated investment companies	224,992,985

Net realized gains on investments	268,798,562
Net change in unrealized gains (losses) on investments	(368,526,446)

Net realized and unrealized gains (losses) on investments	(99,727,884)

Net increase in net assets resulting from operations	$80,954,655

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Asset Allocation Trust	31

	Year ended		Year ended		Year ended
	April 30, 2015		April 30, 2014[1]		September 30, 2013

Operations
Net investment income		$180,682,539		$82,091,358		$223,770,238
Net realized gains on investments		268,798,562		298,088,126		369,522,918
Net change in unrealized gains (losses) on investments		(368,526,446)		97,204,595		70,773,942

Net increase in net assets resulting from operations		80,954,655		477,384,079		664,067,098

Capital share transactions	Shares		Shares		Shares
Contributions	1,138,693	17,801,755	2,504,241	37,910,608	2,230,457	30,551,031
Withdrawals	(60,631,016)	(947,107,473)	(38,329,256)	(577,483,198)	(85,149,391)	(1,175,072,850)

Net decrease in net assets resulting from capital share transactions		(929,305,718)		(539,572,590)		(1,144,521,819)

Total decrease in net assets		(848,351,063)		(62,188,511)		(480,454,721)

Net assets
Beginning of period		6,631,830,821		6,694,019,332		7,174,474,053

End of period		$5,783,479,758		$6,631,830,821		$6,694,019,332

Undistributed net investment income		$0		$0		$0

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

The accompanying notes are an integral part of these financial statements.

32	Asset Allocation Trust	Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30
	2015	2014[1]	2013	2012	2011	2010[2]
Net asset value, beginning of period	$15.60	$14.52	$13.19	$11.64	$11.43	$10.98
Net investment income	0.49	0.19	0.49	0.42	0.21	0.12 [3]
Net realized and unrealized gains (losses) on investments	(0.27)	0.89	0.84	1.13	0.00 [4]	0.33

Total from investment operations	0.22	1.08	1.33	1.55	0.21	0.45
Net asset value, end of period	$15.82	$15.60	$14.52	$13.19	$11.64	$11.43
Total return[5]	1.41%	7.44%	10.08%	13.32%	1.84%	4.10%
Ratios to average net assets (annualized)
Gross expenses[6]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[6]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income[6]	2.90%	2.12%	3.23%	3.10%	1.64%	1.48%
Supplemental data
Portfolio turnover rate	42%	40%	36%	31%	22%	15%
Net assets, end of period (000s omitted)	$5,783,480	$6,631,831	$6,694,019	$7,174,474	$7,447,698	$8,349,759

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Returns for periods of less than one year are not annualized.

[6]	Excludes expenses incurred indirectly through investment in underlying funds.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Asset Allocation Trust	33

1. ORGANIZATION

Asset Allocation Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to the Wells Fargo Advantage Asset Allocation Fund, a diversified series of Wells Fargo Funds Trust, an open-end management investment company, which was organized as a Delaware statutory trust on March 10, 1999.

The Trust operates as a “fund-of-funds” which primarily invests in shares of open-end mutual funds (“underlying funds”) managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in each class of the underlying funds are valued at the net asset value per share as reported by the underlying funds. Some of the classes of the underlying funds are not publicly available.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Trust. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Investment transactions and income recognition

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Capital gain distributions from the underlying funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

34	Asset Allocation Trust	Notes to financial statements

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Trust intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Trust’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Trust’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Trust’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the net asset value per share. The primary permanent differences causing such reclassifications are due to dividends deemed paid and dividends from certain securities. At April 30, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Undistributed net investment income	Accumulated net realized gains on investments
$276,634,886	$(180,682,539)	$(95,952,347)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Trust’s assets and liabilities as of April 30, 2015:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Investment companies	$5,766,417,289	$0	$0	$5,766,417,289

Short-term investments
Time deposit	0	17,514,780	0	17,514,780
Total assets	$5,766,417,289	$17,514,780	$0	$5,783,932,069

Notes to financial statements	Asset Allocation Trust	35

The Trust recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Trust did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

GMO, a private company founded in 1977, is the adviser to the Trust. GMO also serves as adviser to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO–managed funds, including its indirect share of management or other fees paid to GMO.

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), serves as the administrator to the Trust. As administrator, Funds Management provides the Trust with facilities, equipment, and personnel. Funds Management receives no compensation from the Trust for its services. During the year ended April 30, 2015, Funds Management voluntarily reimbursed the Trust for expenses in the amount of $84,549.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended April 30, 2015 were $2,580,322,156 and $3,098,592,752, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Trust or which the Trust has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Trust at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold		Shares, end of period	Value, end of period	Dividends from affiliates	Capital gain distributions from affiliates
GMO Alpha Only Fund Class IV	27,647,746	17,820,532	19,983,719		25,484,559	$586,144,857	$11,217,561	$0
GMO Asset Allocation Bond Fund Class VI	35,880,338	26,688,479	13,629,825		48,938,992	1,172,578,233	35,550,396	20,544,955
GMO Debt Opportunities Fund Class VI	75,253,530	9,512,450	74,259,740	*	10,506,240	261,815,492	4,162,714	0
GMO Emerging Country Debt Fund Class IV	23,117,070	8,658,228	4,710,360		27,064,938	262,800,550	18,660,988	0
GMO Emerging Markets Fund Class VI	54,743,758	25,902,922	10,977,592		69,669,088	739,885,713	18,647,070	0
GMO International Equity Fund Class IV	66,422,496	10,543,820	16,481,970		60,484,346	1,457,067,892	71,189,500	58,172,620
GMO Risk Premium Fund Class VI	15,613,501	16,506,136	17,209,698		14,909,939	150,143,087	0	14,266,610
GMO Special Situations Fund Class VI	1,263,059	0	1,263,059		0	0	0	0
GMO Strategic Fixed Income Fund Class VI	41,765,969	129,090	41,895,059		0	0	2,146,771	0
GMO U.S. Equity Allocation Fund Class VI**	68,550,482	10,065,418	25,750,296		52,865,604	867,524,576	18,994,890	131,975,436
GMO U.S. Treasury Fund Class IV	2,638,214	13,056,438	4,956,376		10,738,276	268,456,889	110,658	33,364
							$180,680,548	$224,992,985

*	Amount includes 63,765,382 shares received on May 15, 2014 from a stock split.

**	On June 30, 2014, GMO U.S. Core Equity Fund changed its name to GMO U.S. Equity Allocation Fund.

7. DISTRIBUTIONS TO SHAREHOLDERS

For the year ended April 30, 2015, the seven months ended April 30, 2014, and the year ended September 30, 2013, the Trust paid $276,634,884, $101,344,940, and $237,081,875, respectively, of deemed dividends to Asset Allocation Fund through redemptions of shares.

As of April 30, 2015, distributable earnings on a tax basis consisted of $287,569,523 in unrealized gains.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

36	Asset Allocation Trust	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF ASSET ALLOCATION TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Asset Allocation Trust (the “Trust”) as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014 and for year ended September 30, 2013, and the financial highlights for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014, each of the years in the three-year period ended September 30, 2013, and the period from January 1, 2010 to September 30, 2010. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian and transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Asset Allocation Trust as of April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014 and for year ended September 30, 2013, and the financial highlights for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014, each of the years in the three-year period ended September 30, 2013, and the period from January 1, 2010 to September 30, 2010, in conformity with U.S. generally acceptable accounting principles.

Boston, Massachusetts

June 25, 2015

Other information (unaudited)	Asset Allocation Trust	37

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 11.85% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended April 30, 2015.

Pursuant to Section 852 of the Internal Revenue Code, $68,945,402 was designated as long-term capital gain distributions for the fiscal year ended April 30, 2015.

Pursuant to Section 854 of the Internal Revenue Code, $117,928,937 of income dividends paid during the fiscal year ended April 30, 2015 has been designated as qualified dividend income (QDI).

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Trust are publicly available monthly on the Trust’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Trust is publicly available on the Trust’s website on a monthly, seven-day or more delayed basis. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

38	Asset Allocation Trust	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of Asset Allocation Trust. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015*	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Wells Fargo Advantage family of funds consisting of 134 funds.
Jane A. Freeman (Born 1953)	Trustee, since 2015*	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Wells Fargo Advantage family of funds consisting of 134 funds.
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Wells Fargo Advantage family of funds consisting of 134 funds.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Wells Fargo Advantage family of funds consisting of 134 funds.
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Wells Fargo Advantage family of funds consisting of 134 funds.
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Wells Fargo Advantage family of funds consisting of 134 funds.

Other information (unaudited)	Asset Allocation Trust	39

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Other directorships during past five years
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Wells Fargo Advantage family of funds consisting of 134 funds.
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Wells Fargo Advantage family of funds consisting of 134 funds.
Michael S. Scofield (Born 1943)	Trustee, since 2005	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Wells Fargo Advantage family of funds consisting of 134 funds.
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Wells Fargo Advantage family of funds consisting of 134 funds.

*	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

40	Asset Allocation Trust	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PIK	— Payment-in-kind
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian leu
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

233643 06-15 A224/AR224 04-15

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended April 30, 2015	Fiscal year ended April 30, 2014
Audit fees	$51,820	$51,820
Audit-related fees	—	—
Tax fees (1)	7,810	7,660
All other fees	—	—

	$59,630	$59,480

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	June 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	June 25, 2015

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	June 25, 2015